SEC Registration Nos.
2-76510 and 811-3416

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

     Post-Effective Amendment No. 34          XX
                                  --         ----
and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

     Amendment No. 34                         XX
                   --                        ----

The Calvert Fund
Calvert New Vision Small Cap Fund
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland  20814
(Address of Principal Executive Offices)

Registrant's Telephone Number:  (301) 951-4800

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland  20814
(Name and Address of Agent for Service)


It is proposed that this filing will become effective

      Immediately upon filing      XX   on March 31, 1998
----                              ----
pursuant to paragraph (b)         pursuant to paragraph (b)

      60 days after filing              on (date)
----                              ----
pursuant to paragraph (a)         pursuant to paragraph (a)

of Rule 485.

The Calvert Fund
Form N-1A Cross Reference Sheet

Item number    Prospectus Caption

     1.        Cover Page
     2.        Fund Expenses
     3.        Financial Highlights
               Total Return
     4.        Investment Objective and Policies
               Management of the Fund
     5.        Management of the Fund
     6.        Alternative Sales Options
               Management of the Fund
               Dividends, Capital Gains and Taxes
     7.        How to Buy Shares
               Net Asset Value
               Reduced Sales Charges
               When Your Account Will Be Credited
               Exchanges
     8.        Alternative Sales Options
               How to Sell Your Shares
     9.        *

           Statement of Additional Information Caption

     10.       Cover Page
     11.       Table of Contents
     12.       General Information
     13.       Investment Objective and Policies
               Loans of Portfolio Securities
               Repurchase Agreements
               Investment Restrictions
               Fund Transactions
     14.       Trustees and Officers
     15.       *
     16.       Investment Advisor and Investment Manager
               Transfer and Shareholder Servicing Agent
               Independent Accountants and Custodians
     17.       Portfolio Transactions
     18.       *
     19.       Valuation of Shares
               Purchase and Redemption of Shares
               Reduced Sales Charge
     20.       Dividends and Taxes
     21.       Method of Distribution
     22.       Calculation of Total Return
     23.       Financial Statements

*  Inapplicable or negative answer

PROSPECTUS March 31, 1998

CALVERT CAPITAL ACCUMULATION FUND
CALVERT NEW VISION SMALL CAP FUND
4550 Montgomery Avenue, Bethesda, Maryland 20814


CALVERT CAPITAL ACCUMULATION FUND seeks long-term capital appreciation by investing primarily in the stock of medium-sized companies using the talent of one or more investment subadvisors. The market capitalization of companies chosen for investment will generally be within the range of capitalization of the S&P 400 Mid-Cap Index, but the Fund may also invest in larger and smaller companies as deemed appropriate. It is the Advisor's intent that on average, the market capitalization of the companies represented in the Fund's portfolio will be mid-sized, with a slight bias toward the growth-style of investing. Other investments may include foreign securities, convertible issues, and certain options and futures transactions. The Fund will take reasonable risks in seeking to achieve its investment objective.

CALVERT NEW VISION SMALL CAP FUND seeks to achieve long-term capital appreciation by investing primarily in the equity securities of small companies(1) publicly traded in the United States. In seeking capital appreciation, the Fund invests primarily in the equity securities of small capitalized growth companies (including American Depositary Receipts ("ADRs")) that have historically exhibited exceptional growth characteristics and that, in the Advisor's opinion, have strong earnings potential relative to the U.S. market as a whole. The Fund employs aggressive investment strategies that have the potential for yielding high returns. The Fund will take reasonable risks in seeking to achieve its investment objective.

Share prices of both Funds may experience substantial fluctuations so that your shares may be worth less than when you originally purchased them. Income is not an objective of either Fund; the Funds should not be used to meet short-term financial needs. There can be no assurance that either Fund will be successful in meeting its investment objective.

RESPONSIBLE INVESTING

To the extent possible, investments are made in enterprises that make a significant contribution to our society through their products and services and through the way they do business.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE FEDERAL OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. WHEN INVESTORS SELL SHARES OF THE FUND, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY PAID.

(1) Currently those with a total capitalization of less than $1 billion at the time of the Fund's initial investment.

PURCHASE INFORMATION

The Funds both offer three classes of shares, each with different expense levels and sales charges. You may choose to purchase (i) Class A shares, with a sales charge imposed at the time you purchase the shares ("front-end sales charge");
(ii) Class B shares, which impose no front-end sales charge, but will impose a deferred sales charge at the time of redemption, depending on how long you have owned the shares )("contingent deferred sales charge," or "CDSC"), or (iii) Class C shares which impose no front-end sales charge but will impose a CDSC on shares purchased after May 31, 1998, if they are sold within one year. Class C shares are not available through all dealers. Class B and C shares have a higher level of expenses than Class A shares, including higher Rule 12b-1 fees. These alternatives permit you to choose the method of purchasing shares that is most beneficial to you, depending on the amount of the purchase, the length of time you expect to hold the shares, and other circumstances. See "Alternative Sales Options" for further details.

TO OPEN AN ACCOUNT

Call your investment professional, or complete and return the enclosed Account Application. Minimum initial investment is $2,000 (may be lower for certain retirement plans).

ABOUT THIS PROSPECTUS

Please read this Prospectus for information you should know before investing, and keep it for future reference. A Statement of Additional Information ("SAI") (dated March 31, 1998) has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference. This free Statement is available upon request from the Fund: 800-368-2748.

The Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

                                                            FUND EXPENSES

                                                            Capital Accumulation          New Vision
                                                            Fund                          Small Cap Fund
A.   Shareholder Transaction Costs                          Class A   Class B   Class C   Class A   Class B   Class C
     Maximum Front-End Sales Charge on
     Purchases (as a percentage of offering price)          4.75%     None      None      4.75%     None      None
     Maximum Contingent Deferred Sales Charge               None      5.00%*    1.00%**   None      5.00%*    1.00%*
     (as percentage of original purchase price or
     redemption proceeds, as applicable                               1.00%                         1.00%
B.   Annual Fund Operating Expenses
      (Fiscal Year 1997) (unaudited)
     (as a percentage of average net assets)
     Management Fees                                        0.89%     0.89%     0.89%     1.00%     1.00%     1.00%
     Rule 12b-1 Service and Distribution Fees               0.35%     1.00%     1.00%     0.25%     1.00%     1.00%
     Other Expenses                                         0.54%     1.27%     1.02%     0.62%(3)  0.99%     0.74%(3)
                                                            -----     -----     -----     -----     -----     -----
     Total Fund Operating Expenses(2)                       1.78%     3.16%     2.91%     1.87%     2.99%     2.74%

* A contingent deferred sales charge is imposed on the proceeds of Class B shares redeemed within 6 years, subject to certain exceptions. That charge is imposed as a percentage of net asset value at the time of purchase or redemption, whichever is less and declines from 5% in the first year that shares are held, to 4% in the second and third years, 3% in the fourth year, 2% in the fifth year, and 1% in the sixth year. There is no charge on redemptions of Class B shares held for more than six years. See "Calculation of Contingent Deferred Sales charge" below.

** A contingent deferred sales charge is imposed on the proceeds of Class C shares redeemed within one year. That charge is imposed as a percentage of net asset value at the time of purchase or redemption, whichever is less. See "Calculation of Contingent deferred Sales Charge."

(2) Net Fund Operating Expenses after reduction for fees paid indirectly for the Capital Accumulation fund were: Class A - 1.86%, Class C - 3.14%
(3) Estimated

C. EXAMPLE:
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each period; (3) for Class A, payment of maximum initial sales charge at time of purchase, and (4) for Class B shares, payment of maximum applicable contingent deferred sales charge.


                     1 YEAR         3 YEARS        5 YEARS        10 YEARS
 CAPITAL
 ACCUMULATION
 Class A             $65            $101           $139           $247

 Class B
 Assuming a
 complete
 redemption at end
 of period           $84            $140           $187           $314

 Assuming no
 redemption          $32            $97            $165           $314

 Class C
 Assuming a
 complete
 redemption at end
 of period           $40            $90            $153           $323

 Assuming no
 redemption          $29            $90            $153           $323

 NEW VISION SMALL
 CAP

 Class A             $66            $103           $144           $256

 Class B
 Assuming a
 complete
 redemption at end
 of period           $81            $135           $179           $304

 Assuming no
 redemption          $30            $92            $157           $304

 Class C
 Assuming a
 complete
 redemption at end
 of period           $38            $85            $145           $307

 Assuming no
 redemption          $28            $85            $145           $307

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES AND RETURN MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

EXPLANATION OF TABLE: THE PURPOSE OF THE TABLE IS TO ASSIST YOU IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT AN INVESTOR IN THE FUND WOULD BEAR DIRECTLY (SHAREHOLDER TRANSACTION COSTS) OR INDIRECTLY (ANNUAL FUND OPERATING EXPENSES).

A.   SHAREHOLDER TRANSACTION COSTS
are charges you pay when you buy or sell shares of the Fund. See "Reduced Sales Charges" to see if you qualify for possible reductions in the sales charge. If you request a wire redemption of less than $1,000, you will be charged a $5 wire fee.

B.   ANNUAL FUND OPERATING EXPENSES
are based on fiscal 1997 historical expenses, except for Class B of the Capital Accumulation Fund and the New Vision Small Cap Fund. Management fees are paid by the Funds to the Advisor for managing the Fund's investments and business affairs. Management fees include the subadvisory fees paid by Calvert Asset Management Company, Inc. (the "Advisor") to the various subadvisors and the administrative service fee paid to Calvert Administrative Services Company. Management Fees have been restated to reflect expenses anticipated in the current fiscal year. (See "Management of the Fund") The Management fees for the Capital Accumulation Fund are subject to a performance adjustment which could cause the fee to be as high as 0.95% or as low as 0.65%, depending on performance. The Funds incur Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports, and other services. Management Fees and Other Expenses have already been reflected in the Funds' daily share price and are not charged directly to individual shareholder accounts. Please refer to "Management of the Fund" for further information. The Advisor may voluntarily defer fees or assume expenses of the Funds. The respective Investment Advisory Agreements provide that the Advisor may, to the extent permitted by law, later recapture any fees it deferred or expenses it assumed during the two prior years.

The Funds' Rule 12b-1 fees include an asset-based sales charge. Thus, long-term shareholders in each Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. In addition to the compensation itemized above (sales charge and Rule 12b-1 service and distribution fees), certain broker/dealers and/or their salespersons may receive certain compensation for the sale and distribution of the securities or for services to the Funds. See the SAI, "Method of Distribution."

                              FINANCIAL HIGHLIGHTS

The following table provides information about the financial history of the Funds' Class A and C shares. It expresses the information in terms of a single share outstanding for the Fund throughout each period. No Class B Shares were outstanding during the periods presented. The table has been audited by Coopers & Lybrand, L.L.P., whose reports are included in the Annual Reports to Shareholders of the Fund. The table should be read in conjunction with the financial statements and their related notes. The current Annual Report to Shareholders is incorporated by reference into the SAI.


                                        CLASS A SHARES
                                                                                     From Oct. 31,
                                                       Period Ended   Year Ended     1994  (Inception)
                                                       Sept. 30, 1997 Sept. 30, 1996 to Sept. 30, 1995
                                                       (Unaudited)
Capital Accumulation Fund
Net asset value, beginning of period                   $22.55         $21.48         $15.00
Income from investment operations
     Net investment income (loss)                      (.14)          (.24)          (.11)
     Net realized and unrealized gain (loss)           4.80           1.88           6.61
     Total from investment operations                  4.66           1.64           6.50
Distributions from
     Net investment income                             --             --             (.02)
     Net realized gains                                --             (.57)          --
     Total Distributions                               --             (.57)          (.02)
Total increase (decrease) in
net asset value                                        4.66            1.07          6.48
Net asset value, ending                                $27.21          $22.55        $21.48
Total return4                                          20.67%          7.92%         43.40%
Ratio to average net assets:
     Net investment income (loss)                      (1.02%)         (1.56%)       (1.55%)(a)
     Total expenses5                                   1.78%           2.16%         2.35%(a)
     Net expenses                                      1.72%           1.98%         2.06%(a)
     Expenses reimbursed                               --              --            .05%(a)
Portfolio turnover                                     126%            114%          95%
Average commission rate paid                           $.0530          $.0563        $--
Net assets, ending (in thousands)                      $54,751         $39,834       $16,111
Number of shares outstanding,
ending (in thousands)                                  2,012           1,767         750


(4) Total return is not annualized and does not reflect deduction of Class A front-end sales charges.
(5) This ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
(a)  Annualized

                                                           CLASS C SHARES

                                                                                       From October 31,
                                                       Year Ended      Year Ended      1994 (Inception)
                                                       Sept. 30, 1997  Sept. 30, 1996  to Sept. 30, 1995
                                                       (Unaudited)
Capital Accumulation Fund
Net asset value, beginning of period                   $22.34          $21.55          $15.00
Income from investment operations
     Net investment income (loss)                      .04             (.55)           (.15)
     Net realized and unrealized gain (loss)           4.26            1.91            6.70
     Total from investment operations                  4.30            1.36            6.55
Distributions from
     Net investment income                                            --               --
     Net realized gains                                               (.57)            --
     Total Distributions                                              (.57)            --
Total increase (decrease) in
net asset value                                        4.30            .79             6.55
Net asset value, ending                                $26.64          $22.34          $21.55
Total return(6)                                                       19.25%           6.56%43.67%
Ratio to average net assets:
     Net investment income (loss)                      (2.14%)         (2.82%)         (3.13%)(a)
     Total expenses(7)                                 2.91%           3.42%           3.79%(a)
     Net expenses                                      2.85%           3.24%           3.50%(a)
     Expenses reimbursed                               --              --              2.79%(a)
Portfolio turnover                                     126%            114%            95%
Average commission rate paid$                          $.0530          $.0563          $--
Net assets, ending (in thousands)                      $4,184          $3,164          $1,992
Number of shares outstanding,
ending (in thousands)                                  157             142             92

                                                           CLASS A SHARES

                                                       Sept. 30, 1997    From January 31, to
                                                       (Unaudited)       March 31, 1997
New Vision Small Cap Fund
Net asset value, beginning of period                   $15.00            $15.00
Income from investment operations
     Net investment income (loss)                      (.05)             __
     Net realized and unrealized gain (loss)           .70               (3.01)
     Total from investment operations                  .65               (3.01)
Distributions from
     Net investment income                             --                --
     Net realized gains                                --                --
     Total Distributions                               --                --
Total increase (decrease) in
net asset value                                        .65               (3.01)
Net asset value, ending                                $15.65            $11.99
Total return(6)                                        4.33%             (20.07%)
Ratio to average net assets:
     Net investment income (loss)                      (.55%)(a)         __
     Total expenses(7)                                 1.05%(a)          .82%(a)
     Net expenses                                      .69%(a)           __
     Expenses reimbursed                               2.59%(a)          21.08%(a)
Portfolio turnover                                     196%              97%
Average commission rate paid                           $.0488            $.0500
Net assets, ending (in thousands)                      $3,260            $200
Number of shares outstanding,                          208                  17
ending (in thousands)

(6) Total return is not annualized and does not reflect deduction of Class A front-end sales charges.
(7) This ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
(a) Annualized


                                                           CLASS C SHARES


                                                       Sept. 30, 1997   From January 31,
                                                       (Unaudited)      to March 31, 1997
New Vision Small Cap Fund
Net asset value, beginning of period                   $15.00            $15.00
Income from investment operations
     Net investment income (loss)                      (.10)             --
     Net realized and unrealized gain (loss)           .72               (3.01)
     Total from investment operations                  .62               (3.01)
Distributions from
     Net investment income                             --                --
     Net realized gains                                --                --
     Total Distributions                               --                --
Total increase (decrease) in
net asset value                                        .62               (3.01)
Net asset value, ending                                $15.62            $11.99
Total return(6)                                        4.13%             (20.07%)
Ratio to average net assets:
     Net investment income (loss)                      (.72%)(a)         --
     Total expenses(7)                                 1.12%(a)          .82%(a)
     Net expenses                                      .87%(a)           --
     Expenses reimbursed                               7.14%(a)          21.08%(a)
Portfolio turnover                                     196%              97%
Average commission rate paid                           $.0488            $.0500
Net assets, ending (in thousands)                      $318              $200
Number of shares outstanding,
ending (in thousands)                                  20                17

(6) Total return is not annualized and does not reflect deduction of Class A front-end sales charges.
(7) This ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
(a)  Annualized

INVESTMENT OBJECTIVE AND POLICIES

CAPITAL ACCUMULATION FUND

The Capital Accumulation Fund seeks to provide long-term capital appreciation by investing, under normal market conditions, at least 65% of its assets in the equity securities of mid-sized companies. It invests primarily in a nondiversified portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth. The Fund will rely on its proprietary research to identify stocks that may have been overlooked by analysts, investors, and the media, and which will generally be within the range of capitalization of the S&P 400 Mid-Cap Index, but which may be larger or smaller as deemed appropriate. Investments may also include, but are not limited to, preferred stocks, foreign securities, convertible securities, bonds, notes and other debt securities. The Fund may use certain futures and options, invest in repurchase agreements, and lend its portfolio securities. The Fund will take reasonable risks in seeking to achieve its investment objective. There is, of course, no assurance that the Fund will be successful in meeting its objective since there is risk involved in the ownership of all equity securities. The Fund's investment objective is not fundamental and may be changed without shareholder approval. The Fund will notify shareholders at least thirty days in advance of a change in the investment objective of the Fund so that shareholders may determine whether the Fund's goals continue to meet their own.

NEW VISION SMALL CAP FUND

The Calvert New Vision Small Cap Fund seeks to provide long-term capital appreciation by investing primarily in equity securities of companies that have small market capitalizations. In seeking capital appreciation, the Fund invests primarily in equity securities of small capitalized growth companies that have historically exhibited exceptional growth characteristics and that, in the Advisor's opinion, have strong earnings potential relative to the U.S. market as a whole. The Fund's investment objective is not fundamental and may be changed without shareholder approval.

The New Vision Small Cap Fund pursues the objective of capital appreciation by investing primarily in equity securities of small companies with promising growth potential. These companies typically are developing innovative products or services to seize emerging opportunities.

UNDER NORMAL CIRCUMSTANCES, THE NEW VISION SMALL CAP FUND WILL INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN EQUITY SECURITIES OF COMPANIES PUBLICLY TRADED IN THE UNITED STATES (CURRENTLY THOSE WITH A TOTAL MARKET CAPITALIZATION OF UNDER $1 BILLION AT THE TIME OF THE FUND'S INITIAL INVESTMENT).

The New Vision Small Cap Fund considers issuers of all industries with operations in all geographic markets, and does not seek interest income or dividends. Equity securities may include common stocks, preferred stocks, convertible securities and warrants. The Fund may hold cash or cash equivalents for temporary defensive purposes or to enable it to take advantage of buying opportunities. There is, of course, no assurance that the Fund will be successful in meeting its objective.

Companies whose capitalization increases or decreases after initial purchase by the Fund continue to be considered small-capitalized for purposes of the 65% policy. Accordingly, less than 65% of the Fund's total assets may be invested in securities of issuers of companies publicly traded in the United States (currently those with a total market capitalization of less than $1 billion).

The New Vision Small Cap Fund will normally be as fully invested as practicable in common stocks (including ADRs), but also may invest in warrants and rights to purchase common stocks and in debt securities and preferred stocks convertible into common stocks (collectively, "equity securities").

INVESTMENT TECHNIQUES AND RISKS

RISKS

A company's market capitalization is the total market value of its outstanding equity securities. The value of the Fund's investments will vary from day to day, and generally reflect market conditions, interest rates and other company, political, or economic news. In the short-term, stock prices can fluctuate dramatically in response to these factors. Over time, however, stocks have shown greater growth potential than other types of securities.

NONDIVERSIFIED

There may be risks associated with the Capital Accumulation Fund being nondiversified. Specifically, since a relatively high percentage of the assets of the Capital Accumulation Fund may be invested in the obligations of a limited number of issuers, the value of the shares of the Capital Accumulation Fund may be more susceptible to any single economic, political or regulatory event than the shares of a diversified fund would be.

SMALL CAP ISSUERS

While any investment in securities carries a certain degree of risk, the approach of the Fund is designed to maximize growth in relation to the risks assumed. The securities of small cap issuers may be less actively traded than the securities of larger issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies.

Information concerning these securities may not be readily available so that the companies may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely-known securities, and they tend to have a relatively higher percentage of insider ownership.

Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Companies in which the Fund is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly an investment in the Fund may not be appropriate for all investors.

TEMPORARY DEFENSIVE POSITIONS

Under normal market conditions the Fund strives to be fully invested in securities. However, for temporary defensive purposes -- which may include a lack of adequate purchase candidates or an unfavorable market environment -- the Capital Accumulation Fund may invest up to 100% of its total assets, and the New Vision Small Cap Fund may invest up to 35% of its total assets, in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements.

The Fund currently intends to invest no more than 5% of its net assets in noninvestment-grade debt obligations. Although the Capital Accumulation Fund invests primarily in equity securities, it may invest in debt securities and, although the New Vision Small Cap Fund also invests primarily in equity securities, it may invest up to 35% of its total assets in debt securities, excluding money market instruments. These debt securities may consist of investment-grade and noninvestment-grade obligations. Investment-grade obligations are those which, at the date of investment, are rated within the four highest grades established by Moody's Investors Services, Inc. (Aaa, Aa, A, or Baa) or by Standard and Poor's Corporation (AAA, AA, A, or BBB), or, if unrated, are deemed to be of comparable quality by the Advisor. Noninvestment-grade securities are those rated below Baa or BBB, or unrated obligations that the investment subadvisor has determined are not investment-grade; such securities are speculative in nature, the Funds currently intend to limit such investments to 5% of their respective net assets. The Funds will not buy debt securities rated lower than C.

INTEREST-RATE RISK

All fixed income instruments are subject to interest-rate risk: that is, if market interest rates rise, the current principal value of a bond will decline. In general, the longer the maturity of the bond, the greater the decline in value will be.

THE FUND MAY USE OPTIONS AND FUTURES AS DEFENSIVE STRATEGIES.

The Capital Accumulation Fund may attempt to reduce the overall risk of its investments by using options and futures contracts. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying interest at a fixed or determinable price (called the exercise or strike price) upon exercise of the option. A futures contract is an agreement to take delivery or to make delivery of a standardized quantity and quality of a certain commodity during a particular month in the future at a specified price. The Subadvisor will make decisions whether to invest in these instruments based on market conditions, regulatory limits and tax considerations. If this strategy is used, the Fund may be required to cover assets used for this purpose in a segregated account for the protection of shareholders.

In extraordinary circumstances, the New Vision Small Cap Fund may use options and futures contracts to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Fund can use these practices only as protection against an adverse move of the holdings in the Fund to adjust the risk and return characteristics of the Fund. The decision to invest in these instruments will be based on market conditions, regulatory limits and tax considerations. If market conditions are judged incorrectly, a strategy does not correlate well with the Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Any instruments determined to be illiquid are subject to the Fund's limitation on illiquid securities. See below and the Statement of Additional Information for more details about these strategies.

RISKS OF USING DEFENSIVE STRATEGIES

There can be no assurance that engaging in options, futures, or any other defensive strategy will be successful. While defensive strategies are designed to protect the Funds from potential declines, if the Subadvisor misgauges market values, interest rates, or other economic factors, the Funds may be worse off than had they not employed the defensive strategy. While the Subadvisors attempt to determine price movements and thereby prevent declines in the value of portfolio holdings, there is a risk of imperfect or no correlation between price movements of portfolio investments and instruments used as part of a defensive strategy so that a loss is incurred. While defensive strategies can reduce the risk of loss, they can also reduce the opportunity for gain since they offset favorable price movements. The use of defensive strategies may result in a disadvantage to the Funds if a Fund is not able to purchase or sell a portfolio holding at an optimal time due to the need to cover its transaction in its segregated account, or due to the inability of a Fund to liquidate its position because of its relative illiquidity.

REPURCHASE AGREEMENTS

The Funds may engage in repurchase agreements to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. The Funds will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Funds' respective Board of Directors/Trustees. In addition, the Funds will only engage in repurchase agreements reasonably designed to fully secure during the term of the agreement, the seller's obligation to repurchase the underlying security. The Funds will monitor the market value of the underlying security during the term of the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Funds may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year, and are considered illiquid if not terminable within seven days.

FOREIGN SECURITIES AND ADRs

The New Vision Small Cap Fund may invest up to 15% of its total assets in ADRs. The Capital Accumulation Fund may also invest in ADRs, subject to the restrictions applicable to investments in foreign securities discussed below. By investing in ADRs rather than directly in foreign issuers' stock, the Funds may avoid some currency and some liquidity risks. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. U.S. dollar-denominated ADRs, which are traded in the U.S. on exchanges or over the counter, are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of a foreign corporation.

The Capital Accumulation Fund may invest up to 25% of its assets in the securities of foreign issuers, although it currently holds or intends to hold no more than 5% of its assets in such securities. The Capital Accumulation Fund may purchase foreign securities directly, on foreign markets, or those represented by ADRs, or other receipts evidencing ownership of foreign securities, such as International Depositary Receipts and Global Depositary Receipts. Foreign securities may involve additional risks, including currency fluctuations, risks relating to political or economic conditions, and the potentially less stringent investor protection and disclosure standards of foreign markets. These factors could make foreign investments, especially those in developing countries, less liquid and more volatile. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs are generally higher than for U.S. investments. See the SAI for more information on investing in foreign securities.

THE FUNDS MAY LEND THEIR PORTFOLIO SECURITIES.

Both Funds may lend portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more, although the New Vision Small Cap Fund does not intend to do so and the Capital Accumulation Fund does not currently intend to lend more than 5% of its portfolio securities. The advantage of such loans is that the Funds continue to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Funds' investment objective, policies and restrictions. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially.

BORROWING

Both Funds may borrow money from banks (and pledge its assets to secure such borrowing) for temporary or emergency purposes, but not for leverage. Such borrowing may not exceed one third of the value of each Fund's total assets.

HIGH SOCIAL IMPACT INVESTMENTS

The Funds have both adopted nonfundamental policies that permit investments which, with respect to the Capital Accumulation Fund, may be up to three percent, and with respect to the New Vision Small Cap Fund, may be up to one percent, of that Fund's assets in securities that offer a rate of return below the then-prevailing market rate and that present attractive opportunities for furthering each Fund's social criteria ("High Social Impact Investments"). These securities are typically illiquid and unrated and are generally considered noninvestment-grade debt securities, which involve a greater risk of default or price decline than investment-grade securities. Through diversification and credit analysis and limited maturity, investment risk can be reduced, although there can be no assurance that losses will not occur. The High Social Impact Investments committee of the Board of Directors/Trustees identifies, evaluates and selects these investments, subject to ratification by the respective Board.


SOCIALLY RESPONSIBLE INVESTMENT CRITERIA

The Funds carefully review company policies and behavior regarding social issues important to quality of life:

     * environment        *employee relations      *product criteria
     * weapons systems    *nuclear energy          *human rights

Once securities are determined to fall within the investment objective of a Fund and are deemed financially viable investments, they are analyzed according to the social criteria described below. These social screens are applied to potential investment candidates by the Advisor in consultation with the Subadvisors.

The following criteria may be changed by the respective Fund's Board of Directors/Trustees without shareholder approval:

     (1) The Funds avoid investing in companies that, in the Advisor's opinion, have significant or historical patterns of violating environmental regulations, or otherwise have an egregious environmental record. Additionally, the Funds will avoid investing in nuclear power plant operators and owners, or manufacturers of key components in the nuclear power process.

     (2) The Funds will not invest in companies that are significantly engaged in weapons production. This includes weapons systems contractors and major nuclear weapons systems contractors.

     (3) The Funds will not invest in companies that, in the Advisor's opinion, have significant or historical patterns of discrimination against employees on the basis of race, gender, religion, age, disability or sexual orientation, or that have major labor-management disputes.

     (4) The Funds will not invest in companies that are significantly involved in the manufacture of tobacco or alcohol products. The Funds will not invest in companies that make products or offer services that, under proper use, in the Advisor's opinion, are considered harmful.

The Advisor will seek to review companies' overseas operations consistent with the social criteria stated above.

While the Funds may invest in companies that exhibit positive social characteristics, it makes no explicit claims to seek out companies with such practices.

                                  TOTAL RETURN

THE FUNDS MAY ADVERTISE TOTAL RETURN FOR EACH CLASS OF SHARES. TOTAL RETURN IS BASED ON HISTORICAL RESULTS AND IS NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

Total return is calculated separately for each class. It includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. The total return of a class shows its overall change in value, including changes in share price and assuming all of the class' dividends and capital gain distributions are reinvested. A cumulative total return reflects the class' performance over a stated period of time. An average annual total return ("return with maximum load") reflects the hypothetical annual compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the returns, you should recognize that they are not the same as actual year-by-year results. Both types of return usually will include the effect of paying any sales charge. Of course, total returns will be higher if sales charges are not taken into account. Quotations of "return without maximum sales load" do not reflect deduction of the sales charge. You should consider these figures only if you qualify for a reduced sales charge, or for purposes of comparison with comparable figures which also do not reflect sales charges, such as mutual fund averages compiled by Lipper Analytical Services, Inc. ("Lipper"). Further information about the Funds' performance is contained in its Annual Report to Shareholders, which may be obtained without charge.

                             MANAGEMENT OF THE FUND

THE FUNDS' BOARD OF DIRECTORS/TRUSTEES SUPERVISE THE FUNDS' ACTIVITIES AND REVIEW THEIR CONTRACTS WITH COMPANIES THAT PROVIDE THEM WITH SERVICES.

The Capital Accumulation Fund is a series of Calvert World Values Fund, Inc. an open-end management investment company organized as a Maryland corporation on February 14, 1992. The other series is the International Equity Fund, a socially-screened portfolio of equity securities from around the world.

The New Vision Small Cap Fund is a series of The Calvert Fund (the "Trust"), an open-end management investment company organized as a Massachusetts business trust on March 15, 1982. The other series of the Trust is the Calvert Income Fund.

Neither Fund is required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Directors/Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share of a Fund you own. Matters affecting classes differently, such as Distribution Plans, will be voted on separately by class.

CALVERT ASSET MANAGEMENT COMPANY, INC. SERVES AS ADVISOR TO THE FUNDS.

Calvert Asset Management Company, Inc. (the "Advisor") is both Funds' investment advisor. The Advisor provides the Funds with investment supervision and management; administrative services and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Directors/Trustees who are affiliated persons of the Advisor. The Advisor may also assume and pay certain advertising and promotional expenses of the Funds and reserves the right to compensate broker-dealers in return for their promotional or administrative services. The Funds pay all other operating expenses as noted in the SAI.

CALVERT GROUP IS ONE OF THE LARGEST INVESTMENT MANAGEMENT FIRMS IN THE WASHINGTON, D.C. AREA.

Calvert Group, Ltd., parent of the Fund's Advisor, shareholder servicing agent and distributor, is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. Calvert Group is one of the largest investment management firms in the Washington, D.C. area. Calvert Group, Ltd. and its subsidiaries are located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. As of December 31, 1997, Calvert Group managed and administered assets in excess of $5.0 billion and more than 200,000 shareholder and depositor accounts.

THE ADVISOR RECEIVES A FEE BASED ON A PERCENTAGE OF THE FUNDS' ASSETS.

The respective Investment Advisory Agreements between the Funds and the Advisor both provide that the Advisor is entitled to a base annual fee, payable monthly, of 0.80% of the Capital Accumulation Fund's, and 0.90% of the New Vision Small Cap Fund's, average daily net assets. For its services during the fiscal year ended September 30, 1997, pursuant to the Investment Advisory Agreements, the Advisor received an investment advisory fee of 0.80% of the Capital Accumulation Fund's average daily net assets, and 0.90% of New Vision Small Cap Fund's average daily net assets.

With respect to the Capital Accumulation Fund, the Advisor may earn (or have its fee reduced by) a performance adjustment based on the extent to which performance of the Fund exceeds or trails the Standard & Poor's 400 Mid-Cap
Index:

     Performance versus the   Performance Fee
     S&P 400 Mid-Cap Index    Adjustment

     10% to < 25%             0.01%
     25% to < 40%             0.03%
     40% or more              0.05%

For its services for fiscal year 1997, the Advisor received, pursuant to the Investment Advisory Agreement, an advisory fee of 0.80% of the Fund's average daily net assets, which included a performance adjustment of 0.0054%. The Advisor may in its discretion defer its fees or assume the Fund's operating expenses.

BROWN CAPITAL MANAGEMENT, INC., ("BROWN CAPITAL") IS THE INVESTMENT SUBADVISOR FOR THE CAPITAL ACCUMULATION FUND.

Brown Capital of 809 Cathedral Street, Baltimore, Maryland has served as subadvisor to the Fund since November 1, 1994. Brown Capital believes that capital can be enhanced in times of opportunity and preserved in times of adversity without timing the market. The firm uses a bottom-up approach that incorporates growth-adjusted price earnings. Stocks purchased are generally undervalued and have momentum, have earnings per share growth rates greater than the market, are more profitable than the market, and have relatively low price-earnings ratios. Its performance index is a blended 60% Russell 1000 Growth and 40% Russell 2000.

Eddie C. Brown is founder and President of Brown Capital. He has over 22 years of investment experience, having served as a Vice President and Portfolio Manager for 10 years at T. Rowe Price Associates immediately prior to starting his own firm. Mr. Brown holds an M.S. in Electrical Engineering from New York University, and an M.S. in Business Administration from the Indiana University School of Business. Additionally, he is a professionally-designated Chartered Financial Analyst (CFA) and Chartered Investment Counselor.

The Investment Subadvisory Agreement between the Advisor provides that Brown Capital is entitled to a base subadvisory fee of 0.25% of the Fund's average daily net assets, paid by the Advisor out of the fee the Advisor receives from the Fund. Brown Capital may earn (or have its base fee reduced by) a performance adjustment based on the extent to which performance of the Fund exceeds or trails the index agreed on with the Advisor:

     Performance versus  Performance Fee
     the Index           Adjustment

     10% to < 25%        0.02%
     25% to < 40%        0.05%
     40% or more         0.10%

Payment by the Fund of a performance adjustment will be conditioned on: (1) the performance of the Fund as a whole having exceeded the S&P 400 Mid-Cap Index; and (2) payment of the performance adjustment not causing the Fund's performance to fall below the S&P 400 Mid-Cap Index. The performance adjustment will be paid by the Fund to the Advisor, which will then pass it on to the Subadvisor.

AWAD & ASSOCIATES ("AWAD") IS THE INVESTMENT SUBADVISOR TO THE NEW VISION SMALL CAP FUND.

AWAD's principal business office is located at 477 Madison Avenue, New York, New York 10022. As of June 30, 1997, AWAD had $724 million in assets under management. AWAD adheres to a bottom-up, earnings-driven discipline with emphasis on internal fundamental research, specializing in small capitalization stocks, focusing on growth at a reasonable [value] price approach to stock selection. AWAD's main objectives in asset management are to protect the investor's capital, generate capital appreciation substantially in excess of inflation and reduced-risk returns and provide returns in excess of applicable stock and bond indices. All portfolio investments are regularly scrutinized to provide a substantial risk/return benefit and to ensure that portfolios are properly positioned relative to the Fund's investment objectives.

Since October 1, 1997, the New Vision Small Cap Fund has been managed by a team of investment professionals from AWAD. The senior investment officer is James D. Awad. Mr. Awad has been in the investment business since 1965, focusing on research and portfolio management. Prior to forming AWAD, he was President of BMI Capital, a successful money management firm he founded. In addition, he has managed assets at Neuberger & Berman, Channing Management and First Investment Corp. Mr. Awad has earned an MBA from Harvard Business School and a BS Cum Laude from Washington & Lee University.

Dennison T. Veru is President of AWAD. Mr. Veru joined AWAD in 1992 coming from Smith Barney Harris Upham where he was Senior Vice President of the firm's Whiffletree Capital Management division specializing in small and medium capitalization stocks. From 1988 through 1990, he was a Vice President of Broad Street Investment Management. Prior to that, he was an Assistant Vice President at Drexel Burnham Lambert. Mr. Veru is a graduate of Franklin and Marshall College.

The Investment Subadvisory Agreement between the Advisor and AWAD provides that AWAD is entitled to a base subadvisory fee of 0.40% of the Fund's average daily net assets managed by AWAD. AWAD's fee is paid by the Advisor out of the fee the Advisor receives from the Fund.

The Funds have obtained an exemptive order from the Securities and Exchange Commission to permit them, pursuant to approval by the Board of Directors/Trustees, to enter into and materially amend contracts with a Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

CALVERT ADMINISTRATIVE SERVICES COMPANY PROVIDES ADMINISTRATIVE SERVICES FOR THE FUND.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides certain administrative services to the Fund, including the preparation of regulatory filings and shareholder reports, the daily determination of its net asset value per share and dividends, and the maintenance of its portfolio and general accounting records. For providing such services, CASC receives an annual fee, payable monthly, from both Funds of 0.10% of the respective Fund's average daily net assets.

CALVERT DISTRIBUTORS, INC. SERVES AS UNDERWRITER TO MARKET THE FUNDS' SHARES.

Calvert Distributors, Inc. ("CDI") is both Funds' principal underwriter and distributor. Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Funds' shares and is responsible for payment of commissions and service fees to broker-dealers, banks, and financial services firms, preparation of advertising and sales literature, and printing and mailing of prospectuses to prospective investors.

THE TRANSFER AGENT KEEPS YOUR ACCOUNT RECORDS.

Calvert Shareholder Services, Inc. is the shareholder servicing agent for each Fund. National Financial Data Services, Inc. ("NFDS"), 1004 Baltimore, Kansas City, Missouri, 64105, is the transfer and dividend disbursing agent for each Fund.

                                SHAREHOLDER GUIDE

HOW TO OPEN AN ACCOUNT
GETTING STARTED
Regardless of the investment option you choose (see below), the enclosed application must be completed and signed for each new account. When multiple classes of shares are offered, please specify which class you wish to purchase. Additional documents may be required for corporations, associations and certain fiduciaries, & for investments in Calvert's tax-deferred retirement plans. For more information about account options mentioned below, contact your broker or our shareholder services department at 800-368-2748.

                                HOW TO BUY SHARES
                 (BE SURE TO SPECIFY WHICH CLASS YOU ARE BUYING)

     New Accounts                               Additional Investments

     $2,000 MINIMUM ( )                         $250 MINIMUM


                Please make your check payable  Please make your check payable
                to the Fund and mail it         to the Fund and mail it
                with your application to:       with your investment slip to:

                Calvert Group                   Calvert Group
                PO Box 419544                   PO Box 419739
                Kansas City, MO 64141-6544      Kansas City, MO 64141-6739

By Registered,  CALVERT GROUP                   CALVERT GROUP
Certified, or   C/O NFDS, 6TH FLOOR             C/O NFDS, 6TH FLOOR
Overnight Mail  1004 BALTIMORE                  1004 BALTIMORE
                Kansas City, MO 64105-1807      Kansas City, MO 64105-1807

At the Calvert  Visit the Calvert Office to make investments by check.
Office          See the back cover page for the address.

Each Fund offers its shareholders three classes of shares:

CLASS A SHARES - FRONT END LOAD OPTION

Class A shares are sold with a front-end sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed.

CLASS B SHARES - BACK-END LOAD OPTION

Class B shares are sold without a sales charge at the time of purchase, but are subject to a deferred sales charge if they are redeemed within six calendar years after purchase. Class B shares will automatically convert to Class A shares at the end of eight calendar years after purchase.

CLASS C SHARES - LEVEL LOAD OPTION

Class C shares are sold without a front-end sales charge at the time of purchase. They are subject to a deferred sales charge if they are redeemed within one year after purchase.


CLASS B AND C SHARES HAVE HIGHER EXPENSES THAN CLASS A SHARES.

Each Fund bears some of the costs of selling its shares under Distribution Plans adopted pursuant to Rule 12b-1 under the 1940 Act. Payments under the Class A Distribution Plan are limited to up to 0.35% with respect to the Capital Accumulation Fund, and up to 0.25% with respect to the New Vision Small Cap Fund, annually of the average daily net asset value of Class A shares, while payments under Class B and C Distribution Plan are 1.00% of the average daily net assets attributable to their respective classes of each Fund.

CONSIDERATIONS FOR DECIDING WHICH CLASS OF SHARES TO BUY.

Income distributions for Class A shares will probably be higher than those for Class B and Class C shares, as a result of the distribution expenses described above. (See also "Total Return") You should consider Class A shares if you qualify for a reduced sales charge under Class A. Class A shares may also be more appropriate for larger accounts or if you plan to hold the shares for several years. Class C shares are not available for investments of $1 million or more. The Funds will not normally accept any purchase of Class B shares in the amount of $250,000 or more.

CLASS A SHARES

Class A shares are offered at net asset value ("NAV") plus a front-end sales charge calculated as follows:


                                                                Allowed
                                   As a % of     As a % of      to Brokers as a
Amount of                          Offering      Net Amount     % of Offering
Investment                         Price         Invested       Price
Less than $50,000                  4.75%         4.99%          4.00%
$50,000 but less than $100,000     3.75%         3.90%          3.00%
$100,000 but less than $250,000    2.75%         2.83%          2.25%
$250,000 but less than $500,000    1.75%         1.78%          1.25%
$500,000 but less than $1,000,000  1.00%         1.01%          0.80%
$1,000,000 and over                0.00%         0.00%          0.00%*

* CDI may pay the dealer a finder's fee of up to 0.50% of the amount of purchase on purchases of over $1 million. CDI reserves the right to recoup any portion of the amount paid to the dealer if the investor redeems some or all of the shares from the Fund within twelve months of the time of purchase.

Sales charges on Class A shares may be reduced or eliminated in certain cases. See Exhibit A to this prospectus.

The sales charge is paid to CDI, which in turn normally reallows a portion to your broker-dealer. Upon written notice to dealers with whom it has dealer agreements, CDI may reallow up to the full applicable sales charge. Dealers to whom 90% or more of the entire sales charge is reallowed may be deemed to be underwriters under the Securities Act of 1933.

In addition to any sales charge reallowance or finder's fee, your broker-dealer, or other financial service firm through which your account is held, currently will be paid periodic service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares held in accounts maintained by that firm.

CLASS A DISTRIBUTION PLAN

Each Fund has adopted a Distribution Plan with respect to its Class A shares (the "Class A Distribution Plan"), which provides for payments at a maximum rate of 0.35% with respect to the Capital Accumulation Fund, and 0.25% with respect to the New Vision Small Cap Fund, of the average daily net asset value of Class A shares, to pay expenses associated with the distribution and servicing of Class A shares. Amounts paid by the Fund to CDI under the Class A Distribution Plan are used to pay to broker-dealers and others, including CDI salespersons who service accounts, service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares, and to pay CDI for its marketing and distribution expenses, including, but not limited to, preparation of advertising and sales literature and the printing and mailing of prospectuses to prospective investors. During the fiscal year ended September 30, 1997, Class A Distribution Plan expenses for the Capital Accumulation Fund were 0.35% and for the New Vision Small Cap Fund were 0.25%.

CLASS B SHARES

Class B shares are offered at net asset value, without a front-end sales charge. With certain exceptions, the Portfolio may impose a deferred sales charge at the time of redemption as follows:

                                          CONTINGENT DEFERRED SALES
                                          CHARGE AS A PERCENTAGE OF
 REDEMPTION DURING                        NET ASSET VALUE AT REDEMPTION
 -----------------                        -----------------------------

 1st Year Since Purchase                  5%
 2nd Year Since Purchase                  4%
 3rd Year Since Purchase                  4%
 4th Year Since Purchase                  3%
 5th Year Since Purchase                  2%
 6th Year Since Purchase                  1%
 7th Year Since Purchase and Thereafter   None


No deferred sales charge is imposed on amounts redeemed after six years from purchase. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by CDI. See "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges" below.

Class B shares that have been outstanding for eight calendar years will automatically convert to Class A shares, which are subject to a lower Distribution Plan charge, without imposition of a front-end sales charge or exchange fee. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. Because the net asset value per share of the Class A shares may be higher or lower than that of the Class B shares at the time of conversion, although the dollar value will be the same, a shareholder may receive more or less Class A shares than the number of Class B shares converted. Under current law, it is the Advisor's opinion that such a conversion will not constitute a taxable event under federal income tax law. In the event that this ceases to be the case, the Board of Trustees will consider what action, if any, is appropriate and in the best interests of the Class B shareholders.

CLASS B DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan with respect to its Class B shares (the "Class B Distribution Plan"), which provides for payments at an annual rate of up to 1.00% of the average daily net asset value of Class B shares, to pay expenses of the distribution of Class B shares. Amounts paid by the Portfolio under the Class B Distribution Plan are currently used by CDI to pay others (1) a commission at the time of purchase of 4% of the value of each share sold; and/or (2) service fees at an annual rate of 0.25% of the average daily net asset value of shares sold by such others, beginning in the 13th month after purchase.

CLASS C SHARES

Class C shares are not available through all dealers. Class C shares are offered at net asset value, without a front-end sales charge. With certain exceptions, the Portfolio will impose a deferred sales charge of

1.00% on shares redeemed during the first year after purchase. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by CDI. See "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges" below

CLASS C DISTRIBUTION PLAN

Each Fund has adopted a Distribution Plan with respect to its Class C shares (the "Class C Distribution Plan"), which provides for payments at an annual rate of up to 1.00% of the average daily net asset value of Class C shares, to pay expenses of the distribution and servicing of Class C shares. Amounts paid by the Fund under the Class C Distribution Plan are currently used by CDI to pay broker-dealers and other selling firms (1) a commission at the time of purchase of 1.00% of the value of each share sold, and (2) beginning in the 13th month after purchase, quarterly compensation at an annual rate of up to 0.75%, plus a service fee of up to 0.25%, of the average daily net asset value of each share sold by such others. During the fiscal year ended September 30, 1997, Class C Distribution Plan expenses for the Capital Accumulation Fund were 1.00% of the average daily net assets. For the period ended September 30, 1997, distribution expenses for the New Vision Small Cap Fund were 1.00% of the average daily net assets.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE AND WAIVER OF SALES CHARGES

Class B and Class C shares that are redeemed will not be subject to a contingent deferred charge to the extent that the value of such shares represents (1) reinvestment of dividends or capital gains distributions, (2) shares held more than six years (more than one year for Class C) or (3) capital appreciation of shares redeemed. Any contingent deferred sales charge is imposed on the net asset value of the shares at the time of redemption or purchase, whichever is lower. Upon request for redemption, shares not subject to the contingent deferred sales charge will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.

The contingent deferred sales charge on Class B Shares will be waived in the following circumstances: (1) redemption upon the death or disability of the shareholder, plan participant, or beneficiary ("disability" shall mean a total disability as evidenced by a determination by the federal Social Security Administration); (2) minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older (with the maximum amount subject to this waiver being based only upon the shareholder's Calvert retirement accounts); (3) return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), or 402)(g)(2), or 401(m)(6) of the
Internal Revenue Code; (4) involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees; (5) a single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder's account balance (minimum account balance $50,000 to establish).

ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS

CDI may also pay additional concessions, including non-cash promotional incentives, such as merchandise or trips, to dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. CDI may receive reimbursement of eligible marketing and distribution expenses from the Fund's Rule 12b-1 Distribution Plan and in compliance with the rules of the NASD.

Broker-dealers or others may receive different levels of compensation depending on which class of shares they sell. Payments pursuant to a Distribution Plan are included in the operating expenses of the class.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your order is received and accepted. All of your purchases must be made in US dollars and checks must be drawn on US banks. No cash will be accepted. The Funds reserve the right to suspend the offering of shares for a period of time or to reject any specific purchase order. If your check does not clear your bank, your purchase will be canceled and you will be charged a $10 fee plus costs incurred by the Funds.

When you purchase by check or with Calvert Money Controller, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, any redemptions will be held until the transfer agent is reasonably satisfied that the purchase payment has been collected. To avoid this hold period, you can wire federal funds from your bank, which may charge you a fee. As a convenience, check purchases can be received at Calvert's offices for overnight mail delivery to the Transfer Agent and will be credited the next business day, or upon receipt. Any check purchase received without an investment slip may cause delayed crediting.

Certain financial institutions or broker-dealers which have entered into a sales agreement with CDI may enter confirmed purchase orders on behalf of customers by phone, with payment to follow within a certain number of days of the order as specified by the program. If payment is not received in the time specified, the financial institution or broker-dealer could be held liable for resulting fees or losses.

TAX-SAVING RETIREMENT PLANS

Calvert Group also offers its shareholders several tax-deferred retirement plans that allow you to invest for retirement and shelter your investment income from current taxes. Please contact us if you wish to obtain more information about the investment options listed below. Minimum deposits may differ from those listed in the "How to Buy Shares" chart. Also, reduced sales charges may apply (see Exhibit A to this prospectus).

Traditional and Roth individual retirement accounts (IRAs): available to anyone who has earned income. You may also be able to make investments in the name of your spouse, if your spouse has no earned income.

Qualified Profit-Sharing and Money Purchase Plans (including 401(k) Plans): available to self-employed people and their partners, corporations and their employees, and certain tax-exempt organizations.

Simple IRAs and Simplified Employee Pension Plan (SEP IRAs): available to self-employed people and their partners, or to corporations.

403(b)(7) Custodial Accounts: available to employees of most non-profit organizations and public schools and universities.

                         OTHER CALVERT GROUP FEATURES

CALVERT INFORMATION NETWORK
FOR 24 HOUR PERFORMANCE AND ACCOUNT INFORMATION CALL 800-368-2745 OR VISIT HTTP://WWW.CALVERTGROUP.COM

You can obtain up to the minute performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

ACCOUNT SERVICES
By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

CALVERT MONEY CONTROLLER
Calvert Money Controller allows you to purchase or sell shares anytime from anywhere with ease, without the time delay of mailing a check or the added expense of wiring funds. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests will be honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application.

TELEPHONE TRANSACTIONS
You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive this service automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

EXCHANGES
Calvert Group offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other funds should your investment goals change. The exchange privilege offers flexibility, by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

- Each exchange represents the sale of shares of one portfolio and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

- No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

- Shareholders (and those managing multiple accounts) who make two purchases and two exchange redemptions of shares of the same Portfolio during a six months period will be given written notice and may be prohibited from placing additional investments. This policy does not prohibit a shareholder from redeeming shares of any Portfolio, and does not apply to trades solely among money market funds.

- The Fund reserves the right to terminate or modify the exchange privilege with 60 days written notice.

COMBINED GENERAL MAILINGS
JOIN IS IN OUT EFFORTS TO CONSERVE PAPER AND SAVE ON POSTAGE

If you have multiple accounts with Calvert, you may receive combined mailings of shareholder information, such as account statements, confirmations of transactions, prospectuses and semi-annual and annual reports.

SPECIAL SERVICES AND CHARGES

The Funds pay for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25.

If you are purchasing shares through a program of services offered by a broker/dealer or financial institution, you should read the program materials in conjunction with this Prospectus. Certain features may be modified in these programs, and administrative charges may be imposed by the broker/dealer or financial institution for the services rendered.

MINIMUM ACCOUNT BALANCE IS $1,000 PER FUND, PER CLASS

Please maintain a balance in each of your Fund accounts of at least $1,000. If the balance in your account falls below the $1,000 minimum during a month, the account may be closed and the proceeds mailed to the address of record. You will receive a notice that your account is below the minimum, and will be closed if the balance is not brought up to the required minimum amount within 30 days.

SYSTEMATIC CHECK REDEMPTIONS

If you maintain an account with $10,000 or more, you may have up to two (2) redemption checks for $100 or more sent to you on the 15th of each month, simply by sending a letter with all the information, including your account numbers, and the dollar amount. If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the Contingent Deferred Sales Charge.

DIVIDENDS, CAPITAL GAINS AND TAXES

Each year, both Funds distribute substantially all of their respective net investment income to their shareholders.

Dividends from a Fund's net investment income are declared and paid annually. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes; dividend payments are anticipated to be generally higher for Class A shares.

DIVIDEND PAYMENT OPTIONS (AVAILABLE MONTHLY OR QUARTERLY)

Dividends and any distributions are automatically reinvested in the same Portfolio at NAV (no sales charge), unless you elect to have the dividends of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Group Fund or Portfolio may be automatically invested in an identically registered account in any other Calvert Group Fund at NAV. If reinvested in the same Fund account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service cannot deliver the check, or if it remains uncashed for an extended period, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

BUYING A DIVIDEND

At the time of purchase, the share price of your Fund may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

FEDERAL TAXES

In January, your Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Portfolios will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

OTHER TAX INFORMATION

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

TAXPAYER IDENTIFICATION NUMBER

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert Group reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

                                  HOW TO SELL SHARES

You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the next NAV calculated after your redemption request is received (less any applicable CDSC). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Funds, it may take up to seven (7) days. Calvert Money Controller redemptions generally will be credited to your bank account on the second business day after your phone call. Remember, investments made by check or Calvert Money Controller may be subject to a hold before shares can be redeemed. When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.

NET ASSET VALUE - "NAV"
NAV refers to the worth of one share. NAV is computed by adding the value of all portfolio holdings, plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding. For Portfolios with more than one class of shares, the NAVs of each class will vary daily depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. Money Market securities are valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share. If quotations are not available, securities are valued by a method that the particular Fund's Board of Trustees/Directors believes accurately reflects fair value.

The NAV is calculated at the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange (normally 4 p.m. ET). Both Funds are open for business each day the New York Stock Exchange is open. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000 of a share).

FOLLOW THESE SUGGESTIONS TO ENSURE TIMELY PROCESSING OF YOUR REDEMPTION REQUEST

BY TELEPHONE
You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

WRITTEN REQUESTS
CALVERT GROUP, P.O. BOX 419544, KANSAS CITY, MO 64141-6544

Your letter should include your account number and fund and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

The following requirements may also apply to your account:

Type of Registration              Requirements

Corporations,                Letter of instruction and corporate resolution,
                             signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).
Associations

Trusts Letter of instruction signed by the Trustee(s) (as Trustees), with a signature guarantee.

                             If the Trustee's name is not registered on your account, provide a copy of the trust document, certified within the last 60 days.)

                                      EXHIBIT A

REDUCED SALES CHARGES (CLASS A ONLY)

You may qualify for a reduced sales charge through several purchase plans available. You must notify the Funds at the time of purchase to take advantage of the reduced sales charge.

RIGHT OF ACCUMULATION
The sales charge breakpoints are calculated by taking into account not only the dollar amount of a new purchase of shares, but also the higher of cost or current value of shares previously purchased in Calvert Group Funds that impose sales charges. This automatically applies to your account for each new purchase.

LETTER OF INTENT
If you plan to purchase $50,000 or more of Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.

GROUP PURCHASES
If you are a member of a qualified group, you may purchase shares at the reduced sales charge applicable to the group taken as a whole. The sales charge is calculated by taking into account not only the dollar amount of the shares you purchase, but also the higher of cost or current value of shares previously purchased and currently held by other members of your group.

A "qualified group" is one which:
has been in existence for more than six months, has a purpose other than acquiring shares at a discount, and satisfies uniform criteria which enable CDI and brokers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or brokers distributing shares, must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or brokers.

Pension plans may not qualify participants for group purchases; however, such plans may qualify for reduced sales charges under a separate provision (see below). Members of a group are not eligible for a Letter of Intent.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)
There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Internal Revenue Code of 1986, as amended ("Code"), or for a plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase, (i) Calvert Group has been notified in writing that the 403(b) or 401(k) plan has at least 200 eligible employees and is not sponsored by a K-12 school district, or (ii) the cost or current value of shares a 401(k) plan has in Calvert Group of Funds (except money market funds) is at least $1 million.

Neither the Funds, nor CDI, nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert Group. Plan administrators should send requests for the waiver of sales charges based on the above conditions to:
Calvert Group Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

OTHER CIRCUMSTANCES
There is no sales charge on shares of any fund or portfolio of the Calvert Group of Funds sold to (i) current or retired Directors, Trustees, or Officers of the Calvert Group of Funds, employees of Calvert Group, Ltd. and its affiliates, or their family members; (ii) CSIF Advisory Council Members, directors, officers, and employees of any subadvisor for the Calvert Group of Funds, employees of broker/dealers distributing the Fund's shares and immediate family members of the Council, subadvisor, or broker/dealer; (iii) Purchases made through a Registered Investment Advisor, (iv) Trust departments of banks or savings institutions for trust clients of such bank or institution, (v) Purchases through a broker maintaining an omnibus account with the fund or portfolio, provided the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or
(c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the I.R.C., and "rabbi trusts."

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FROM OTHER CALVERT GROUP FUNDS
You may prearrange to have your dividends and capital gain distributions from another Calvert Group Fund automatically invested in another account with no additional sales charge.

PURCHASES MADE AT NAV
Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another Calvert Group Fund at no additional sales charge.

REINSTATEMENT PRIVILEGE
If you redeem shares and then within 30 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Funds reserve the right to modify or eliminate this privilege.

Prospectus
March 31, 1998

Calvert Capital Accumulation Fund
Calvert New Vision Small Cap Fund

To Open an Account:
800-368-2748

Performance and Prices:
Calvert Information Network
24 hours, 7 days a week
800-368-2745

Service for Existing Account:
Shareholders  800-368-2745
Brokers  800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Branch Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Registered, Certified or
Overnight Mail:
Calvert Group
c/o NFDS, 6th Floor
1004 Baltimore
Kansas City, MO 64105

Calvert Group Web-Site
Address:  http://www.calvertgroup.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

                                THE CALVERT FUND
                        CALVERT NEW VISION SMALL CAP FUND


                       STATEMENT OF ADDITIONAL INFORMATION
                                 MARCH 31, 1998



 INVESTMENT ADVISOR                            SHAREHOLDER SERVICING AGENT
 Calvert Asset Management Company, Inc.        Calvert Shareholder  Services,
 4550 Montgomery Avenue                        Inc.
 Suite 1000N                                   4550 Montgomery Avenue
 Bethesda, Maryland 20814                      Suite 1000N
                                               Bethesda, Maryland 20814

 INDEPENDENT ACCOUNTANT                        TRANSFER AGENT
 Coopers & Lybrand, L.L.P.                     National Financial Data
 250 W. Pratt Street                           Services, Inc.
 Baltimore, Maryland 21201-2304                1004 Baltimore 6 th Floor
                                               Kansas City, MO. 64105

 INVESTMENT SUBADVISOR                         PRINCIPAL UNDERWRITER
 Awad & Associates                             Calvert Distributors, Inc.
 477 Madison Avenue                            4550 Montgomery Avenue
 New York, NY 10022                            Suite 1000N
                                               Bethesda, Maryland 20814



                                TABLE OF CONTENTS

                    Investment Objective and Policies           1
                    Investment Restrictions                     3
                    Dividends, Distributions and Taxes          4
                    Net Asset Value                             5
                    Calculation of Total Return                 5
                    Purchase and Redemption of Shares           6
                    Reduced Sales Charge (Class A)              6
                    Advertising                                 7
                    Trustees and Officers                       7
                    Investment Advisor and Subadvisor          10
                    Method of Distribution                     11
                    Transfer and Shareholder Servicing Agent   11
                    Fund Transactions                          12
                    Independent Accountant and Custodians      12
                    General Information                        12
                    Financial Statements                       12
                    Appendix                                   13
                    Glossary of Permitted Investments          13

STATEMENT OF ADDITIONAL INFORMATION--March 31, 1998

                                THE CALVERT FUND
                        CALVERT NEW VISION SMALL CAP FUND
                4550 Montgomery Avenue, Bethesda, Maryland 20814

------------------------------------------------------------------------------
     New Account    (800) 368-2748           Shareholder
     Information:   (301) 951-4820           Services:      (800) 368-2745
--------------------------------------------------------------------------------
     Broker         (800) 368-2746           TDD for the Hearing-
     Services:      (301) 951-4850           Impaired:      (800) 541-1524
--------------------------------------------------------------------------------

     This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus dated March 31, 1998, which may be obtained free of charge by writing the Fund at the above address or calling the Fund.

                              INVESTMENT OBJECTIVE

     Calvert New Vision Small Cap Fund (the "Fund") is a diversified series of The Calvert Fund, an open-end management investment company. The investment objective of the Fund is to achieve long-term capital appreciation by investing primarily in the equity securities of small companies (currently those with a total capitalization for initial purchases of less than $1 billion at the time of the Fund's initial investment) publicly traded in the United States. The following discussion supplements the discussion in the Prospectus. Unless otherwise specified, the investment objective, programs and restrictions of the Fund are not fundamental policies. The operating policies of the Fund are subject to change by its Board of Trustees without shareholder approval.

     In seeking capital appreciation, the Fund invests primarily in equity securities of small capitalized growth companies that have historically exhibited exceptional growth characteristics and that, in the Adviser's opinion, have strong earnings potential relative to the U.S. market as a whole. The Fund will take reasonable risks in seeking to achieve its investment objective. There is, of course, no assurance that the Fund will be successful in meeting its objective since there is risk involved in the ownership of all equity securities. The Fund will invest in enterprises that make a significant positive contribution to our society through their products and services and through the way they do business.

     The Fund's investment philosophy emphasizes sustained growth and concentrates on the securities of issuers not generally recognized by the investment community that have a consistent earnings-per-share growth, a unique product or service, conservative accounting and financial policies, and management capable of long-term growth. While the Fund's policies may, from time to time, result in income return, any such return will be incidental to the objective of long-term capital appreciation.

     Under normal market conditions, the Fund strives to be fully invested. In a declining market, the Fund may raise cash or employ other defensive strategies in an attempt to protect against the decline of its investments.

SPECIAL RISKS OF THE FUND'S DEFENSIVE STRATEGIES

     The Fund may purchase put and call options, and write (sell) covered put and call options on equity and debt securities and stock or debt indices. The Fund may purchase or write both exchange-traded and OTC options. These defensive strategies may also be used with respect to futures.

     An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying interest at a fixed or determinable price (called the exercise or strike price) upon exercise of the option. A futures contract is an agreement to take delivery or to make delivery of a standardized quantity and quality of a certain commodity during a particular month in the future at a specified price. Successful use of the Fund's investment strategies with respect to futures and options depends on the ability to predict movements of the overall securities, currency and interest rate markets, which is a different skill than that required to select equity and debt investments. There can be no assurance that a chosen strategy will succeed.

     There may not be an expected correlation between price movements of a hedging instrument and price movements of the investment being hedged, so that the Fund may lose money notwithstanding employment of the hedging strategy.

     While the Fund's investment strategies can reduce risk of loss by offsetting the negative effect of unfavorable price movements, they can also reduce the opportunity for gain by offsetting the positive effect of a favorable price movement. If the variance is great enough, a decline in the price of an instrument may result in a loss to the Fund.

     The Fund may be required to cover its assets in a segregated account. If an investment cannot be liquidated at the time the Subadvisor believes it is best for the Fund, the Fund might be required to keep assets on reserve that it otherwise would not have had to maintain. Similarly, it might have to sell a security at an inopportune time in order to maintain the reserves.

FUTURES AND OPTIONS

     The Fund is authorized to invest in certain types of futures, options on equities and equity indexes, warrants and stock rights for hedging purposes only, that is, protecting against the risk of market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. Although a hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of the transaction will reduce the potential return on the security or the portfolio. The Fund may only write call options on securities that it owns (i.e., that are "covered"). No more than 50% of the Fund's total assets shall be subject to outstanding options contracts. The Fund presently intends to cease writing options in the event that 25% of total assets are subject to outstanding options contracts. As an operating policy, the Fund may purchase a call or put option on securities (including combinations of options such as straddles or spreads) only if the value of that option premium, when aggregated with the premiums of all other options on securities held by the Fund, does not exceed 5% of the Fund's assets. Following is a summary of the futures, options, warrants and stock rights in which the Fund may invest:

     In exchange for a premium, a call option on a security or security index gives the holder (buyer) of the option the right (but not the obligation) to purchase the underlying security or security index at a specified price (the exercise price) at any time until a certain date (the expiration date). The writer (seller) of a call option has the corresponding obligation to deliver the underlying security in the event the option is exercised by the holder of the option. A call option on a securities index is similar to a call option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are to be made in cash. A call option may be terminated by the writer (seller) by entering into a closing purchase transaction in which the writer purchases an option of the same series as the option previously written.

     The Fund may purchase put options on a security or security index. A put option gives the holder (buyer) of the option the right (but not the obligation) to sell a security at the exercise price at any time until the expiration date. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash. Purchasing a call or put option involves the risk that the Fund may lose the premium it paid plus transactions costs.

     With respect to securities and securities indexes, the Fund may write
(sell) call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the Fund will own the underlying securities. Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts and will be covered by maintaining sufficient collateral to cover the option.

     The Fund may write (sell) call and put options in order to obtain a return on its investments from the premiums received and will retain the premiums whether or not the options are exercised. Any decline in the market value of portfolio securities will be offset to the extent of the premiums received (net of transaction costs). If an option is exercised, the premium received on the option will effectively increase the exercise price or reduce the difference between the exercise price and market value. During the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. The writer retains the risk of loss should the price of the underlying security decline.

     The Fund may also write a call or put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security. Any such sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the call or put which is sold.

     The Fund may close out its position in a futures contract or an option on a futures contract only by entering into an offsetting transaction on the exchange on which the position was established and only if there is a liquid secondary market for the futures contract. If it is not possible to close a futures position entered into by the Fund, it could be required to make continuing daily cash payments to meet margin requirements in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. The inability to close futures or options positions could have an adverse effect on the Fund. There is also risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract. The correlation is imperfect between movements in the prices of futures or option contracts, and the movements of prices of the securities which are subject to the hedge. If the Fund used a futures or options contract to hedge against a decline in the market, and the market later advances (or vice-versa), the Fund may suffer a greater loss than if it had not hedged.

     Engaging in transactions in financial futures contracts involves certain risks, such as the possibility of an imperfect correlation between futures market prices and cash market prices and the possibility that the Advisor or Subadvisor could be incorrect in its expectations as to the direction or extent of various interest rate movements, in which case the Fund's return might have been greater had hedging not taken place. There is also the risk that a liquid secondary market may not exist. The risk in purchasing an option on a financial futures contract is that the fund will lose the premium it paid. Also, there may be circumstances when the purchase of an option on a financial futures contract would result in a loss to the Fund while the purchase or sale of the contract would not have resulted in a loss.

     The Fund will not purchase or sell any financial futures contract or related option if, immediately thereafter, the sum of the cash or U.S. Treasury bills committed with respect to its existing futures and related options positions and the premiums paid for related options would exceed 5% of the market value of its total assets. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U.S. Government securities or other appropriate liquid debt or equity securities equal to the market value of the futures contract, minus the Fund's initial margin deposit with respect thereto, will be deposited in a segregated account with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which the Fund may enter into financial futures contracts and related options may also be limited by the requirements of the Internal Revenue Code of 1986 for qualification as a regulated investment company.

     Warrants and stock rights are almost identical to call options in their nature, use and effect except that they are issued by the issuer of the underlying security rather than an option writer, and they generally have longer expiration dates than call options. The Fund may invest up to 5% of its net assets in warrants and stock rights, but no more than 2% of its net assets may be invested in warrants and stock rights not listed on the New York Stock Exchange or the American Stock Exchange.

NONINVESTMENT GRADE (HIGH YIELD/HIGH RISK) DEBT SECURITIES

     The Fund may invest up to 5% of its total assets in lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's), or in unrated securities determined by the Advisor to be comparable. These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. This may also impact the Fund's Board of Trustees' ability to accurately value these securities and the Fund's assets. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as are rated securities, and any adverse publicity and investor perceptions, whether or not based on fundamental analysis, may make them less marketable.

     The Fund will not purchase any securities rated lower than C (for an explanation of Corporate Bond and Commercial Paper ratings, see Appendix). The quality limitation set forth in the investment policy is determined immediately upon the Fund's acquisition of a security. Accordingly, any later change in ratings may not be considered when determining whether an investment complies with the Fund's investment policy. Credit ratings evaluate the safety of principal and interest payments, not market value risk of the securities.

     When purchasing high-yielding securities, rated or unrated, the Subadvisor prepares its own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. The Subadvisor also continuously monitors the issuers of the securities in the Fund to assure that their financial condition continues to be adequate. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

LENDING PORTFOLIO SECURITIES

     Although it does not currently intend to do so, the Fund may lend its portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more. Loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills; the amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.

     The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.

     Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its portfolio securities only to those firms the Advisor or Subadvisor deems creditworthy and only on terms the Advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

     The Fund has adopted the following investment restrictions which cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund. The Fund may not:

     1. With respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer.

     2. Concentrate 25% or more of the value of its total assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, and repurchase agreements secured thereby.

     3. Make loans of more than one-third of the total assets of the Fund, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or the lending of portfolio securities as detailed in the prospectus, or as permitted by law. The purchase by the Fund of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with its investment objective, policies and restrictions, shall not constitute the making of a loan.

     4. Underwrite the securities of other issuers, except as permitted by the Board of Trustees within applicable law, and except to the extent that in connection with the disposition of its portfolio securities, the Fund may be deemed to be an underwriter.

     5. Issue senior securities or borrow money in an amount exceeding one-third of the Fund's total assets, or as permitted by law. In order to secure any permitted borrowings under this section, the Fund may pledge, mortgage or hypothecate its assets.

     6.   Except as required in connection with permissible options, futures and commodity activities of the Fund, invest in commodities, commodity futures contracts, or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that it may purchase or enter into futures contracts and options on futures
     contracts, foreign currency futures,    interest rate futures and options
     thereon.

NONFUNDAMENTAL INVESTMENT RESTRICTIONS

     The Fund has adopted the following operating (i.e., non-fundamental) investment policies and restrictions which may be changed by the Board of Trustees without shareholder approval. The Fund may not:

     7. Invest, in the aggregate, more than 15% of its net assets in illiquid securities. Purchases of securities outside the U.S. that are not registered with the SEC or marketable in the U.S. are not PER SE illiquid.

     8. With respect to 75% of its total assets, invest 10% or more of its assets in the voting securities of any one issuer.

     For purposes of the Fund's concentration policy contained in restriction
(2), above, the Fund classifies the respective industries according to a revised version of William O'Neil's INVESTOR'S BUSINESS DAILY industry classification.

     Any investment restriction (with the exception of borrowings and illiquid holdings) which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

                       DIVIDENDS, DISTRIBUTIONS, AND TAXES

     The Fund declares and pays dividends from net investment income on an annual basis. Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. Dividends and distributions paid may differ among the classes.

     Investors should note that the Internal Revenue Code (the "Code") may require investors to exclude the initial sales charge, if any, paid on the purchase of Fund shares from the tax basis of those shares if the shares are exchanged for shares of another Calvert Group Fund within 90 days of purchase. This requirement applies only to the extent that the payment of the original sales charge on the shares of the Fund causes a reduction in the sales charge otherwise payable on the shares of the Calvert Group Fund acquired in the exchange, and investors may treat sales charges excluded from the basis of the original shares as incurred to acquire the new shares.

     The Fund is required to withhold 31% of any dividends and 31% of each redemption transaction occurring in the Fund if; (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided, or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

     The Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction: (a) the shareholder's name, address, account number and taxpayer identification number;
(b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.

     Certain shareholders are exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections

1441 or 1442 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.

                                 NET ASSET VALUE

     The public offering price of the shares of the Fund is the respective net asset value per share (plus, for Class A shares, the applicable sales charge). The net asset value fluctuates based on the respective market value of the Fund's investments. The net asset value per share for each class is determined every business day at the close of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time) and at such other times as may be necessary or appropriate. The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed:
New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund's net asset value per share is determined by dividing total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for that class.

     The assets of the Fund are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium, unless the Board of Trustees determines such method not to be appropriate under the circumstances; and (c) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Trustees. Equity options are valued at the last sale price; if not available, then the previous day's sales price is used. If the bid price is higher or the asked price is lower than the previous last sales price, the higher bid or lower asked prices may be used. Exchange traded fixed income options are valued at the last sale price unless there is no sale price, in which event current prices provided by market makers are used. Over-the-counter fixed income options are valued based upon current prices provided by market makers. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

NET ASSET VALUE AND OFFERING PRICE PER SHARE

     Net asset value per share
     ($3,259,982/208,338 shares)                              $15.65
     Maximum sales charge, Class A
     (4.75% of offering price)                                  0.78
                                                              ------
     Offering price per share, Class A                        $16.43
                                                              ------
                                                              ------
     Class C net asset value and offering price per share
     ($318,234/20,368 shares)                                 $15.62
                                                              ------
                                                              ------

                           CALCULATION OF TOTAL RETURN

     The Fund may advertise "total return." Total return is calculated separately for each class. Total return is computed per class by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

     Total return is computed according to the following formula:

                                         n
                                 P(1 + T)  = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

     Total return is historical in nature and is not intended to indicate future performance. All total return quotations reflect the deduction of the maximum sales charge ("return with maximum load"), except quotations of "return without maximum load," which do not deduct sales charge. Thus, in the formula above, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for return with maximum load, P = a hypothetical initial investment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated.

     Return for the Funds' shares for the period from inception (January 31, 1997) to September 30, 1997, are as follows:

                       Class A Shares           Class A Shares        Class C
                       without Maximum          total return          Shares
                       Sales Load Return        with Maximum          Total
                                                Sales Load            Return
      Since            4.33%                    -0.62%                4.13%
      Inception

     Total return, like net asset value per share, fluctuates in response to changes in market conditions. Performance for any particular time period should not be considered an indication of future return.

                        PURCHASE AND REDEMPTION OF SHARES

     Investments in the Fund made by mail, bank wire or electronic funds transfer, or through the Fund's branch office or brokers participating in the distribution of Fund shares, are credited to a shareholder's account at the public offering price which is the net asset value next determined after receipt by the Fund, plus the sales charge, if applicable, as set forth in the Fund's Prospectus. Certain Class B and Class C shares may be subject to a contingent deferred sales charge which is subtracted from the redemption proceeds (see Prospectus, "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges").

     All purchases of Fund shares will be confirmed and credited to shareholder accounts in full and fractional shares (rounded to the nearest 1/1000th of a share). Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. No certificates will be issued for fractional shares. A service fee of $10.00, plus any costs incurred by the Fund, will be charged to investors whose purchase checks are returned for insufficient funds.

     To change redemption instructions already given, shareholders must send a notice to Calvert Group, with a voided copy of a check for the bank wiring instructions to be added, to c/o NFDS, P.O. Box 419544, Kansas City, MO 64141-6544. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, trust company, savings association or member firm of any national securities exchange. Other documentation may be required from corporations, fiduciaries and institutional investors.

     The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the Commission, or if the Commission has ordered a suspension of trading for the protection of shareholders.

     Redemption proceeds are normally paid in cash. However, the Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less.

                         REDUCED SALES CHARGES (CLASS A)

     The Fund imposes reduced sales charges for Class A shares in certain situations in which the Principal Underwriter and the dealers selling Fund shares may expect to realize significant economies of scale with respect to such sales. Generally, sales costs do not increase in proportion to the dollar amount of the shares sold; the per-dollar transaction cost for a sale to an investor of shares worth, say, $5,000 is generally much higher than the per-dollar cost for a sale of shares worth $1,000,000. Thus, the applicable sales charge declines as a percentage of the dollar amount of shares sold as the dollar amount increases.

     When a shareholder agrees to make purchases of shares over a period of time totaling a certain dollar amount pursuant to a Letter of Intent, the Underwriter and selling dealers can expect to realize the economies of scale applicable to that stated goal amount. Thus, the Fund imposes the sales charge applicable to the goal amount. Similarly, the Underwriter and selling dealers also experience cost savings when dealing with existing Fund shareholders, enabling the Fund to afford existing shareholders the Right of Accumulation. The Underwriter and selling dealers can also expect to realize economies of scale when making sales to the members of certain qualified groups which agree to facilitate distribution of Fund shares to their members. Please see "Exhibit A - Reduced Sales Charges" in the Prospectus. For shareholders who intend to invest at least $50,000, a Letter of Intent is included in the Appendix to this Statement of Additional Information.

                                   ADVERTISING

     The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list its holdings or give examples of securities that may have been considered for inclusion in the Fund, whether held or not.

     The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as DONOGHUE'S MONEY FUND REPORT, BANK RATE MONITOR, MONEY, FORBES, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, MUTUAL FUND VALUES MORNINGSTAR RATINGS, MUTUAL FUND FORECASTER, BARRON'S, Nelson's and THE WALL STREET JOURNAL. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information, and may provide biographical information on, or quote, portfolio managers or Fund officers. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.

     Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31, 1997). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.

                              TRUSTEES AND OFFICERS


 RICHARD L. BAIRD, JR.     Trustee      Mr. Baird is Executive Vice President
 211 Overlook Drive                     for the Family Health Council, Inc. in
 Pittsburgh, Pennsylvania               Pittsburgh, Pennsylvania, a non-profit
 15216                                  corporation which provides family
 05/09/48                               planning services, nutrition,
                                        maternal/child health care, and various
                                        health screening services. Mr. Baird is
                                        a trustee/director of each of the
                                        investment companies in the Calvert
                                        Group of Funds, except for Acacia
                                        Capital Corporation, Calvert New World
                                        Fund, Inc. and Calvert World Values
                                        Fund, Inc.

 FRANK H. BLATZ, JR., Esq. Trustee      Mr. Blatz is a partner in the law firm
 308 East Broad Street                  of Snevily, Ely, Williams, Gurrieri &
 P.O. Box 2007                          Blatz. He was formerly a partner with
 Westfield, New Jersey                  Abrams, Blatz, Gran, Hendricks & Reina,
 07091                                  P.A.
 10/29/35

 FREDERICK T. BORTS, M.D.  Trustee      Dr. Borts is a radiologist with Kaiser
 2040 Nuuanu Avenue #1805               Permanente. Prior to that, he was a
 Honolulu, Hawaii, 96817                radiologist at Bethlehem Medical
 07/23/49                               Imaging in Allentown, Pennsylvania.

 *CHARLES E. DIEHL         Trustee      Mr. Diehl is Vice President and
 1658 Quail Hollow Court                Treasurer Emeritus of the George
 McLean, Virginia 22101                 Washington University, and has retired
 10/13/22                               from University Support Services, Inc.
                                        of Herndon, Virginia. He is also a
                                        Director of Acacia Mutual Life
                                        Insurance Company.

 DOUGLAS E. FELDMAN, M.D.  Trustee      Dr. Feldman practices head and neck
 7536 Pepperell Drive                   reconstructive surgery in the
 Bethesda, Maryland 20817               Washington, D.C. metropolitan area.
 05/23/48

 PETER W. GAVIAN, CFA      Trustee      Mr. Gavian was a principal of Gavian De
 3005 Franklin Road North               Vaux Associates, an investment banking
 Arlington, Virginia 22201              firm. He continues to be President of
 12/08/32                               Corporate Finance of Washington, Inc.


 JOHN G. GUFFEY, JR.       Trustee      Mr. Guffey is chairman of the Calvert
 7205 Pomander Lane                     Social Investment Foundation,
 Chevy Chase, Maryland                  organizing director of the Community
 20815                                  Capital Bank in Brooklyn, New York, and
 05/15/48                               a financial consultant to various
                                        organizations. In addition, he is a
                                        Director of the Community Bankers
                                        Mutual Fund of Denver, Colorado, and
                                        the Treasurer and Director of Silby,
                                        Guffey, and Co., Inc., a venture
                                        capital firm. Mr. Guffey is a
                                        trustee/director of each of the other
                                        investment companies in the Calvert
                                        Group of Funds, except for Acacia
                                        Capital Corporation and Calvert New
                                        World Fund, Inc.

 *BARBARA J. KRUMSIEK,     President    Ms. Krumsiek serves as President, Chief
 Calvert Group, Ltd.       and Trustee  Executive Officer and Vice Chairman of
 4550 Montgomery Ave.                   Calvert Group, Ltd. and as an officer
 Suite 1000N                            and director of each of its affiliated
 Bethesda, Md. 20814                    companies. She is director of Calvert-
 08/09/52                               Sloan Advisers, L.L.C., and a
                                        trustee/director of each of the
                                        investment companies in the Calvert
                                        Group of Funds. Prior to joining
                                        Calvert Group, Ms. Krumsiek served as
                                        Senior Vice President of Alliance
                                        Capital LP's Mutual Fund Division.

 M. CHARITO KRUVANT        Trustee      Ms. Kruvant is President of Creative
 5301 Wisconsin Avenue,                 Associates International, Inc., a firm
 N.W.                                   that specializes in human resources
 Washington, D.C.  20015                development, information management,
 12/08/45                               public affairs and private enterprise
                                        development.

 ARTHUR J. PUGH            Trustee      Mr. Pugh serves as a Director of Acacia
 4823 Prestwick Drive                   Federal Savings Bank.
 Fairfax, Virginia 22030
 09/24/37

 *DAVID R. ROCHAT          Senior Vice  Mr. Rochat is Executive Vice President
 Box 93                    President    of Calvert Asset Management Company,
 Chelsea, Vermont 05038    and Trustee  Inc., Director and Secretary of Grady,
 10/07/37                               Berwald and Co., Inc., and Director and
                                        President of Chelsea Securities, Inc.

 *D. WAYNE SILBY, Esq.     Trustee      Mr. Silby is a trustee/director of each
 1715 18th Street, N.W.                 of the investment companies in the
 Wahington,                             Calvert Group of Funds, except for

 D.C. 20009                             Calvert Variable Series and Calvert New
 07/20/48                               World Fund, Inc. Mr. Silby is an
                                        officer, director and shareholder of
                                        Silby, Guffey & Company, Inc., which
                                        serves as general partner of Calvert
                                        Social Venture Partners ("CSVP"). CSVP
                                        is a venture capital firm investing in
                                        socially responsible small companies.
                                        He is also a Director of Acacia Mutual
                                        Life Insurance Company and Executive
                                        Chairman of GroupServe, Inc., an
                                        Internet Company focused on community
                                        building collaborative tools.

 RENO J. MARTINI           Senior Vice  Mr. Martini is a director and Senior
 01/13/50                  President    Vice President of Calvert Group, Ltd.,
                                        and Senior Vice President and Chief
                                        Investment Officer of Calvert Asset
                                        Management Company, Inc. Mr. Martini is
                                        also a director and President of
                                        Calvert-Sloan Advisers, L.L.C., and a
                                        director and officer of Calvert New
                                        World Fund, Inc.

 RONALD M. WOLFSHEIMER,    Treasurer    Mr. Wolfsheimer is Senior Vice
 CPA                                    President and Controller of Calvert
 07/24/52                               Group, Ltd. and its subsidiaries and an
                                        officer of each of the other investment
                                        companies in the Calvert Group of
                                        Funds. Mr. Wolfsheimer is Vice
                                        President and Treasurer of Calvert-
                                        Sloan Advisers, L.L.C., and a director
                                        of Calvert Distributors, Inc.

 WILLIAM M. TARTIKOFF,     Vice         Mr. Tartikoff is an officer of each of
 Esq.                      President    the investment companies in the Calvert
 08/12/47                  and          Group of Funds, and is Senior Vice
                           Secretary    President, Secretary, and General
                                        Counsel of Calvert Group, Ltd., and
                                        each of its subsidiaries. Mr. Tartikoff
                                        is also Vice President and Secretary of
                                        Calvert-Sloan Advisers, L.L.C., a
                                        director of Calvert Distributors, Inc.,
                                        and is an officer of Acacia National
                                        Life Insurance Company.

 DANIEL K. HAYES           Vice         Mr. Hayes is Vice President of Calvert
 09/09/50                  President    Asset Management Company, Inc., and is
                                        an officer of each of the other
                                        investment companies in the Calvert
                                        Group of Funds, except for Calvert New
                                        World Fund, Inc.

 SUSAN WALKER BENDER, Esq. Assistant    Ms. Bender is Associate General Counsel
 01/29/59                  Secretary    of Calvert Group and an officer of each
                                        of its subsidiaries and Calvert-Sloan
                                        Advisers, L.L.C. She is also an officer
                                        of each of the other investment
                                        companies in the Calvert Group of
                                        Funds.

 KATHERINE STONER, Esq.    Assistant    Ms. Stoner is Associate General Counsel
 10/21/56                  Secretary    of Calvert Group and an officer of each
                                        of its subsidiaries and Calvert-Sloan
                                        Advisers, L.L.C. She is also an officer
                                        of each of the other investment
                                        companies in the Calvert Group of
                                        Funds.

 LISA CROSSLEY NEWTON,     Assistant    Ms. Newton is Associate General Counsel
 Esq.                      Secretary    of Calvert Group and an officer of each
 12/31/61                  and          of its subsidiaries and Calvert-Sloan
                           Compliance   Advisers, L.L.C. She is also an officer
                                        of

                           Officer      each of the other investment
                                        companies in the Calvert Group of
                                        Funds.

 IVY WAFFORD DUKE, Esq.    Assistant    Ms. Duke is Assistant Counsel of
 09/07/68                  Secretary    Calvert Group and an officer of each of
                                        its subsidiaries and Calvert-Sloan
                                        Advisers, L.L.C. She is also an officer
                                        of each of the other investment
                                        companies in the Calvert Group of
                                        Funds. Prior to working at Calvert, Ms.
                                        Duke was an Associate in the Investment
                                        Management Group of the Business and
                                        Finance Department at Drinker Biddle &
                                        Reath.

     The address of Trustees and Officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Trustees and Officers as a group own less than 1% of the Portfolio's outstanding shares. Trustees marked with an *, above, are "interested persons" of the Fund, under the Investment Company Act of 1940.

     Each of the above trustees and officers is a director/trustee or officer of each of the investment companies in the Calvert Group of Funds with the exception of Calvert Social Investment Fund, of which only Messrs. Baird, Guffey and Silby and Ms. Krumsiek are among the trustees, Acacia Capital Corporation, of which only Messrs. Blatz, Diehl and Pugh and Ms. Krumsiek are among the directors, Calvert World Values Fund, Inc., of which only Messrs. Guffey and Silby and Ms. Krumsiek are among the directors, and Calvert New World Fund, Inc., of which only Ms. Krumsiek and Mr. Martini is among the directors.

     The Audit Committee of the Board is composed of Messrs. Baird, Blatz, Feldman, Guffey and Pugh, and Ms. Kruvant. The Board's Investment Policy Committee is composed of Messrs. Borts, Diehl, Gavian, Rochat and Silby.

     Messrs. Baird, Guffey and Silby serve on the High Social Impact Investments Committee which assists the Fund in identifying, evaluating and selecting investments in securities that offer a rate of return below the then-prevailing market rate and that present attractive opportunities for furthering the Fund's social criteria.

     Trustees of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan. Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.


                                                     Trustee Compensation Table

Fiscal Year 1997                           Aggregate Compensation          Pension or Retirement       Total Compensation from
(unaudited numbers)                        from Registrant for Service     Benefits Accrued as part    Registrant and Fund
                                           as Trustee                      of Registrant Expenses*     Complex paid to Trustee**
Name of Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Richard L. Baird, Jr.                       $1,779                         $0                          $34,450
Frank H. Blatz, Jr.                         $2,121                         $2,121                      $46,000
Frederick T. Borts                          $1,772                         $0                          $32,500
Charles E. Diehl                            $2,034                         $2,019                      $44,500
Douglas E. Feldman                          $1,962                         $0                          $32,500
Peter W. Gavian                             $1,997                         $770                        $38,500
John G. Guffey, Jr.                         $1,984                         $0                          $61,615
M. Charito Kruvant                          $1,779                         $0                          $36,250
Arthur J. Pugh                              $2,306                         $65                         $48,250
D. Wayne Silby                              $1,779                         $0                          $62,830


* Messrs. Blatz, Diehl, Gavian and Pugh have chosen to defer a portion of their compensation. As of September 30, 1997, total deferred compensation, including dividends and capital appreciation, was $542,400.28, $550,026.46, $132,815.21, and 195,548.47, for each trustee, respectively.
** As of December 31, 1997. The Fund Complex consists of nine (9) registered investment companies.

                        INVESTMENT ADVISOR AND SUBADVISOR

     The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia Mutual").

     The Advisory Contract between the Fund and the Advisor was entered into as of January 30, 1997, and will remain in effect indefinitely, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund or by the Board of Trustees of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the trustees of the Fund who are not parties to the Contract or interested persons of parties to the Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party upon 60 days' prior written notice; it automatically terminates in the event of its assignment. The Fund's Subadvisor is Awad & Associates, ("Subadvisor" or "AWAD"). Pursuant to an Investment Subadvisory Agreement with the Advisor, the Subadvisor determines investment selections for the Fund.

     The Fund has received an exemptive order to permit the Fund and the Advisor to enter into and materially amend the Investment Subadvisory Agreement without shareholder approval. Within 90 days of the hiring of any Subadvisor or the implementation of any proposed material changed in the Investment Subadvisory Agreement, the Fund will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisor or any proposed material change in the Investment Subadvisory Agreement of the Fund. The Fund will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.

     The Advisor provides the Fund with investment supervision and management, administrative services, office space, furnishes executive and other personnel to the Fund, and may pay Fund advertising and promotional expenses. The Advisor reserves the right to compensate broker-dealers in consideration of their promotional or administrative services. The Fund pays all other administrative and operating expenses, including: custodial, registration, dividend disbursing and transfer agency fees; federal and state securities registration fees; salaries, fees and expenses of Trustees, executive officers and employees of the Fund, who are not "affiliated persons" of the Advisor or the Subadvisor within the meaning of the Investment Company Act of 1940; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; annual shareholders' meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. The Advisor has agreed to reimburse the Fund for all expenses (excluding brokerage, taxes, interest, and all or a portion of distribution and certain other expenses, to the extent allowed by federal law or regulation).

     Under the contract, the Advisor provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Trustees. For its services, the Advisor receives an annual fee of 0.90% of the Fund's average daily net assets.

     For fiscal year 1997, the Fund paid advisory fees of $14,100. The Advisor may voluntarily defer its fees or assume expenses of the Fund. For fiscal year 1997, the Advisor reimbursed the Fund $65,410 for fees and expenses. The Advisor may recapture from (charge to) the Fund (through December 31, 1999) for such expenses incurred, provided that such recapture would not cause the Fund's aggregate expenses to exceed the annual expense limit. The Advisor may voluntarily agree to further defer its fees or assume Fund expenses from January 1, 1997 through December 31, 1998 ("Additional Deferral/Assumption Period"). If so, the Advisor may recapture from (charge to) the Fund for any such expenses incurred during the Additional Deferral/Assumption Period, provided that such recapture would not cause the Fund's aggregate expenses to exceed the annual expense limit, and that such recapture shall be made to the Advisor only from the two-year period from January 1, 1999 through December 31, 2000. Each year's current advisory fees (incurred in that year) will be paid in full before any recapture for a prior year is applied. Recapture then will be applied beginning with the most recent year first.

     Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports, the daily determination of its net asset value per share and dividends, and the maintenance of its portfolio and general accounting records. For providing such services, CASC receives an annual fee from the Fund of 0.10% of the Fund's average daily net assets.

                             METHOD OF DISTRIBUTION

     The Fund has entered into an agreement with Calvert Distributors, Inc. ("CDI") whereby CDI, acting as Principal Underwriter for the Fund, makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee pursuant to the Distribution Plan (see below). For Class A Shares, CDI also receives the portion of the sales charge in excess of the dealer reallowance. For Class B and Class C Shares, CDI receives any CDSC paid.

     Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans (the "Distribution Plans") which permits the Fund to pay certain expenses associated with the distribution of its shares. Such expenses may not exceed, on an annual basis, 0.25% of the Fund's Class A average daily net assets, and 1.00% of the Fund's Class B and Class C average daily net assets, respectively. For fiscal year 1997, Class A Distribution Plan expenses totaled $3,390. Of the Class A Distribution Plan expenses paid in fiscal year 1997, almost entirely all of the expenses were used for broker/dealer compensation. During the same period, CDI received net sales charges of $11,744. For fiscal year 1997, Class C Distribution Plan expenses totaled $2,104. Of the Class Distribution Plan expenses paid in fiscal year 1997, almost entirely all of the expenses were used for broker/dealer compensation. No Class B Distribution Plan expenses were paid in fiscal year 1997 since there were no Class B Shares outstanding.

     The Fund's Distribution Plans were approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Distribution Plans or in any agreements related to the Distribution Plans. The selection and nomination of the Trustees who are not interested persons of the Fund is committed to the discretion of such disinterested Trustees. In establishing the Distribution Plans, the Trustees considered various factors including the amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Distribution Plans will benefit the Fund and its shareholders.

     The Distribution Plans may be terminated by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Distribution Plans, or by vote of a majority of the outstanding shares of the Fund. Any change in the Distribution Plans that would materially increase the distribution cost to the Fund requires approval of the shareholders of the affected class; otherwise, the Distribution Plans may be amended by the Trustees, including a majority of the non-interested Trustees as described above. The Distribution Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Trustees who are not parties to the Distribution Plans or interested persons of any such party and who have no direct or indirect financial interest in the Distribution Plans, and (ii) the vote of a majority of the entire Board of Trustees.

     Apart from the Distribution Plans, the Advisor and CDI, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund.

     Certain broker-dealers, and/or other persons may receive compensation from the investment advisor, underwriter, or their affiliates for the sale and distribution of the securities or for services to the Fund. Such compensation my include additional compensation based on assets held through that firm beyond the regularly scheduled rates, and finder's fee payments to firms whose representatives are responsible for soliciting a new account where the accountholder does not choose to purchase through that firm.

                    TRANSFER AND SHAREHOLDER SERVICING AGENT

     National Financial Data Services, Inc. ("NFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

     Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts. Calvert Shareholder Services, Inc. was the sole transfer agent prior to January 1, 1998.

     For these services, NFDS and Calvert Shareholder Services, Inc. Receive a fee based on the number of shareholder accounts and transactions.

                                FUND TRANSACTIONS

     Fund transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and the choice of brokers and dealers are made by the Fund's Advisor and Subadvisor under the direction and supervision of the Fund's Board of Trustees.

     Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. The Fund may pay brokerage commissions to broker-dealers who provide the Fund with statistical, research, or other information and services. Notwithstanding the quality of execution and other services provided, the Fund may pay commissions that are higher than those available elsewhere. Any such payments are subject to the criteria of Section 28(e) of the Securities Exchange Act of 1934. Although any statistical research or other information and services provided by such broker-dealers may be useful to the Advisor and the Subadvisor, the dollar value of such information and services is generally indeterminable, and its availability or receipt does not serve materially to reduce the Advisor's or Subadvisor's normal research activities or expenses. During fiscal year 1997, $3,401 in aggregate brokerage commissions were paid to broker-dealers.

     The Advisor and Subadvisor may also execute portfolio transactions with or through broker-dealers who have sold shares of the Fund. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of Fund shares sold.

     Depending upon market conditions, portfolio turnover, generally defined as the lesser of annual sales or purchases of portfolio securities divided by the average monthly value of the Fund's portfolio securities (excluding from both the numerator and the denominator all securities whose maturities or expiration dates as of the date of acquisition are one year or less), expressed as a percentage. For fiscal year 1997, it was 196%.

                      INDEPENDENT ACCOUNTANT AND CUSTODIANS

     Coopers & Lybrand, L.L.P. has been selected by the Board of Trustees to serve as independent accountant for fiscal year 1998. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodian has no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund's portfolios.
                               GENERAL INFORMATION

     The Calvert Fund was organized as a Massachusetts business trust on March 15, 1982. The series of the Fund include Calvert Income Fund and Calvert New Vision Small Cap Fund.

     Each share represents an equal proportionate interest with each other share and is entitled to such dividends and distributions out of the income belonging to such class as declared by the Board. The Fund offers three separate classes of shares: Class A, Class B and Class C. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.

     The Fund will send its shareholders confirmations of purchase and redemption transactions, as well as periodic transaction statements and unaudited semi-annual and audited annual financial statements of the Fund's investment securities, assets and liabilities, income and expenses, and changes in net assets.

     The Prospectus and this Statement of Additional Information do not contain all the information in the Fund's registration statement. The registration statement is on file with the Securities and Exchange Commission and is available to the public.

                              FINANCIAL STATEMENTS

     The audited financial statements in the Fund's Annual Report to Shareholders dated March 31, 1997 are expressly incorporated by reference and made a part of this Statement of Additional Information. A copy of the Annual Report may be obtained free of charge by writing or calling the Fund.

                                    APPENDIX

CORPORATE BOND AND COMMERCIAL PAPER RATINGS

CORPORATE BONDS:

Description of Moody's Investors Service Inc.'s/Standard & Poor's bond ratings:

     Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.

     Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

     A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.

     Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

     Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. The higher the degree of speculation, the lower the rating. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

     C/C: This rating is only for income bonds on which no interest is being paid.

     D: Debt in default; payment of interest and/or principal is in arrears.

COMMERCIAL PAPER:

     MOODY'S INVESTORS SERVICE, INC.:

     The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2, or 3, depending on the relative strengths of these factors.

     STANDARD & POOR'S CORPORATION:

     Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements;
(ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least two additional channels of borrowing; (iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote the relative strength within this highest classification.

                      GLOSSARY OF PERMITTED INVESTMENTS

The following is a description of permitted investments and other applicable terms for the Fund:

AMERICAN DEPOSITARY RECEIPTS ("ADRs"): ADRs are securities typically issued by a U.S. financial institution that evidence ownership interest in a security or a pool of securities issued by a foreign issuer and deposited with the depository. ADRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depository, whereas an unsponsored facility may be established by a depository without participation by the issuer of the receipt's underlying security.

BANKER'S ACCEPTANCE: A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATE OF DEPOSIT: A negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal.

COMMERCIAL PAPER: The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months.

CONVERTIBLE SECURITIES: Securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, the Portfolio's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS: The Fund may enter into contracts for the purchase or sale of securities. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of securities called for by the contract at a specified price during a specified future month. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities underlying the contract at a specified price on a specified date during a specified future month. The Fund may sell stock index futures contracts in anticipation of, or during, a market decline to attempt to offset the decrease in market value of its common stocks that might otherwise result; and it may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase.

     The Fund may also purchase and write options to buy or sell futures contracts. The Fund may write options on futures only on a covered basis. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. When the Fund enters into a futures transaction it must deliver to the futures commission merchant selected by the Fund, an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities to the futures contract.

OPTIONS: The Fund may invest in put and call options for various stocks and stock indices that are traded on national securities exchanges, from time to time as the Subadvisor deems to be appropriate. Options will be used for hedging purposes and will not be engaged in for speculative purposes.

     A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Although the Fund will engage in option transactions only as hedging transactions and not for speculative purposes, there are risks associated with such investment including the following: (i) the success of a hedging strategy may depend on the ability of the Subadvisor to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the changes in market value of the stocks held by the Fund and the prices of options; (iii) there may not be liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. When writing options (other than covered call options), the Fund must establish and maintain a segregated account with the Fund's Custodian containing cash or liquid, high grade debt securities in an amount at least equal to the market value of the option.

RABBI TRUST: Nonqualified deferred compensation plan which is an irrevocable trust established by an employer to hold assets to provide deferred compensation for such employer's employees.

REPURCHASE AGREEMENTS: Agreements by which a person obtains a security and simultaneously commits to return it to the seller at any agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The Fund's Custodian or its agents will hold the security as collateral for the repurchase agreement. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities.

TIME DEPOSIT: A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS: Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (i.e., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (i.e., Federal National Mortgage Association securities).

U.S. GOVERNMENT SECURITIES: Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS: Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

WARRANTS: Instruments giving holders the right, but not the obligations, to buy shares of a company at a given price during a specified period.

                                LETTER OF INTENT

                                                                    -----------
                                                                    Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

     I intend to invest in the shares of:
     -----------------------------------------
     Fund or Portfolio name

during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

     __ $50,000(not available for mid-load funds) __ $100,000 __ $250,000
          __ $500,000 __ $1,000,000 __ $2,500,000

     Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. "Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

     I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

     From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escorted shares will be credited to my account.

     If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

     Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

     I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

     The commission allowed by CDI to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

     The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

     In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.



--------------------------------        ----------------------------------------
Dealer                                  Name of Investor(s)


By
--------------------------------        ----------------------------------------
     Authorized Signer                  Address



--------------------------------        ----------------------------------------
Date                                    SIGNATURE OF INVESTOR(S)



--------------------------------        ----------------------------------------
Date                                    SIGNATURE OF INVESTOR(S)

PART C. OTHER INFORMATION


Item 24. Financial Statements and Exhibits

     (a) Financial statements

     Financial statements incorporated by reference to:

     All financial statements for The Calvert Fund, Calvert New Vision Small Cap Fund are incorporated by reference to Registrant's
     Semi-Annual Report to Shareholders dated September 30, 1997, and filed December 16, 1997. That report is being audited by Coopers & Lybrand and will be filed as an Annual Report due to the recent change of fiscal year-end from 3/31 to 9/30.

     Schedules II-VII, inclusive, for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission, are omitted because they are not required under the related instructions, or they are inapplicable, or the required information is presented in the financial statements or notes thereto.

     (b) Exhibits:

     1. Declaration of Trust (incorporated by reference to Registrant's Initial Registration Statement, March 15, 1982).

     2. By-Laws (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, September 3, 1982).

     4. Specimen Stock Certificate for all series of The Calvert Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 28, July 19, 1995).

     5.a. Advisory Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 3, November 1, 1984).

     6. Underwriting and Dealer Agreement, filed herewith.

     7. Trustees' Deferred Compensation Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 20, January 28, 1992).

     8. Custodial Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 21, January 29, 1993).

     9. Transfer Agency Contract, filed herewith.

     10. Opinion and Consent of Counsel as to Legality of Shares Being
     Registered.

     11. Consent of Independent Accountants.

     14. Retirement Plans (incorporated by reference to Registrant's Post-Effective Amendment No. 20, January 28, 1992).

     15. Rule 12b-1 Distribution Plan with respect to Registrant's Class B and C shares, filed herewith. With respect to Class A shares, incorporated by reference to Registrant's Post-Effective Amendment No. 28, July 19, 1995, for all series of The Calvert Fund.

     16. Schedule for computation of performance quotation (incorporated by reference to Registrant's Post-effective Amendment No. 14, January 25, 1989).

     17.(ii) Financial Data Schedules filed herewith.

     18. Multiple-class Plan under the Investment Company Act of 1940 Rule 18f-3, filed herewith.

     Exhibits 3, 12 and 13 are omitted because they are inapplicable.


Item 25. Persons Controlled By or Under Common Control With Registrant


Item 26. Number of Holders of Securities

     As of February 28, 1998, there were 2,715 holders of record of Registrant's Class A shares of beneficial interest for Calvert Income Fund.

     As of February 28, 1998, there were 11,858 holders of record of Registrant's Class A shares of beneficial interest for Calvert New Vision Small Cap Fund.

     As of February 28, 1998, there were 1,477 holders of record of Registrant's Class C shares of beneficial interest for Calvert New Vision Small Cap Fund.

Item 27. Indemnification

     Registrant's Declaration of Trust, which Declaration is Exhibit
1 of this Registration Statement, provides, in summary, that officers, trustees, employees, and agents shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees who are neither "interested persons" of Registrant, as that term is defined in
Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

     Registrant's Declaration of Trust also provides that Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $3 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains an $8 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402.

Item 28. Business and Other Connections of Investment Adviser

                            Name of Company, Principal
Name                        Business and Address                Capacity


Barbara J. Krumsiek         Acacia Capital Corporation           Officer
                            Calvert Municipal Fund, Inc.          and
                            Calvert World Values Fund, Inc.      Director

                            Investment Companies
                            4550 Montgomery Avenue
                            Bethesda, Maryland 20814
                            ----------------
                            First Variable Rate Fund for         Officer
                             Government Income                    and
                            Calvert Tax-Free Reserves            Trustee
                            Calvert Social Investment Fund
                            Calvert Cash Reserves
                            The Calvert Fund

                            Investment Companies
                            4550 Montgomery Avenue
                            Bethesda, Maryland 20814
                            ----------------
                            Calvert Asset Management Co., Inc.   Officer
                            Investment Advisor                    and
                            4550 Montgomery Avenue               Director
                            Bethesda, Maryland 20814
                            ----------------
                            Calvert Group, Ltd.                  Officer
                            Holding Company                       and
                            4550 Montgomery Avenue               Director
                            Bethesda, Maryland 20814
                            ----------------

                       Calvert Shareholder Services, Inc.    Officer
                       Transfer Agent                         and
                       4550 Montgomery Avenue                Director
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert Administrative Services Co.   Officer
                       Service Company                       and
                       4550 Montgomery Avenue                Director
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert Distributors, Inc.            Officer
                       Broker-Dealer                          and
                       4550 Montgomery Avenue                Director
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert-Sloan Advisers, LLC           Director
                       Investment Advisor
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert New World Fund, Inc.          Director
                       Investment Company
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       --------------
                       Alliance Capital Mgmt. L.P.           Sr. Vice President
                       Mutual Fund Division                  Director
                       1345 Avenue of the Americas
                       New York, NY 10105
                       --------------


Ronald M. Wolfsheimer  First Variable Rate Fund              Officer
                        for Government Income
                       Calvert Tax-Free Reserves
                       Calvert Cash Reserves
                       Calvert Social Investment Fund
                       The Calvert Fund
                       Acacia Capital Corporation
                       Calvert Municipal Fund, Inc.
                       Calvert World Values Fund, Inc.
                       Calvert New World Fund, Inc.

                       Investment Companies
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       --------------
                       Calvert Asset Management Co., Inc.    Officer
                       Investment Advisor
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert Group, Ltd.                   Officer
                       Holding Company

                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert Shareholder Services, Inc.    Officer
                       Transfer Agent
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert Administrative Services Co.   Officer
                       Service Company                        and
                       4550 Montgomery Avenue                Director
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert Distributors, Inc.            Director
                       Broker-Dealer                          and
                       4550 Montgomery Avenue                Officer
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert-Sloan Advisers, LLC           Officer
                       Investment Advisor
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------


David R. Rochat        First Variable Rate Fund              Officer
                        for Government Income                 and
                       Calvert Tax-Free Reserves             Trustee
                       Calvert Cash Reserves
                       The Calvert Fund

                       Investment Companies
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert Municipal Fund, Inc.          Officer
                       Investment Company                     and
                       4550 Montgomery Avenue                Director
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert Asset Management Co., Inc.    Officer
                       Investment Advisor                     and
                       4550 Montgomery Avenue                Director
                       Bethesda, Maryland 20814
                       ---------------
                       Chelsea Securities, Inc.              Officer
                       Securities Firm                        and
                       Post Office Box 93                    Director
                       Chelsea, Vermont 05038
                       ---------------
                       Grady, Berwald & Co.                  Officer
                       Holding Company                        and
                       43A South Finley Avenue               Director
                       Basking Ridge, NJ 07920

                       ---------------


Reno J. Martini        Calvert Asset Management Co., Inc.    Officer
                       Investment Advisor
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert Group, Ltd.                   Officer
                       Holding Company
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       First Variable Rate Fund              Officer
                        for Government Income
                       Calvert Tax-Free Reserves
                       Calvert Cash Reserves
                       Calvert Social Investment Fund
                       The Calvert Fund
                       Acacia Capital Corporation
                       Calvert Municipal Fund, Inc.
                       Calvert World Values Fund, Inc.

                       Investment Companies
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert New World Fund, Inc.          Director
                       Investment Company                     and
                       4550 Montgomery Avenue                Officer
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert-Sloan Advisers, LLC           Director
                       Investment Advisor                     and
                       4550 Montgomery Avenue                Officer
                       Bethesda, Maryland 20814
                       ---------------


Charles T. Nason       Acacia Mutual Life Insurance          Officer
                       Acacia National Life Insurance        and Director

                       Insurance Companies
                       7315 Wisconsin Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Acacia Financial Corporation          Officer
                       Holding Company                        and
                       7315 Wisconsin Avenue                 Director
                       Bethesda, Maryland 20814
                       ---------------
                       Gardner Montgomery Company            Director
                       Tax Return Preparation Services
                       7315 Wisconsin Avenue

                       Bethesda, Maryland 20814
                       ----------------
                       Acacia Federal Savings Bank           Director
                       Savings Bank
                       7600-B Leesburg Pike
                       Falls Church, Virginia 22043
                       ---------------
                       Enterprise Resources, Inc.            Director
                       Business Support Services
                       7315 Wisconsin Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Acacia Insurance Management           Officer
                        Services Corporation                  and
                       Service Corporation                   Director
                       7315 Wisconsin Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert Group, Ltd.                   Director
                       Holding Company
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert Administrative Services Co.   Director
                       Service Company
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert Asset Management Co., Inc.    Director
                       Investment Advisor
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert Shareholder Services, Inc.    Director
                       Transfer Agent
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert Social Investment Fund        Trustee
                       Investment Company
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       -----------------
                       The Advisors Group, Inc.              Director
                       Broker-Dealer and
                       Investment Advisor
                       7315 Wisconsin Avenue
                       Bethesda, Maryland 20814
                       ---------------


Robert-John H.         Acacia National Life Insurance        Officer
 Sands                 Insurance Company                      and
                       7315 Wisconsin Avenue                 Director

                       Bethesda, Maryland 20814
                       ----------------
                       Acacia Mutual Life Insurance          Officer
                       Insurance Company
                       7315 Wisconsin Avenue
                       Bethesda, Maryland 20814
                       ----------------
                       Acacia Financial Corporation          Officer
                       Holding Company                        and
                       7315 Wisconsin Avenue                 Director
                       Bethesda, Maryland 20814
                       ----------------
                       Acacia Federal Savings Bank           Officer
                       Savings Bank
                       7600-B Leesburg Pike
                       Falls Church, Virginia 22043
                       ---------------
                       Enterprise Resources, Inc.            Director
                       Business Support Services
                       7315 Wisconsin Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Acacia Realty Corporation             Officer
                       Real Estate Investments
                       7315 Wisconsin Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Acacia Insurance Management           Officer
                        Services Corporation                  and
                       Service Corporation                   Director
                       7315 Wisconsin Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Gardner Montgomery Company            Officer
                       Tax Return                            and
                        Preparation Services                 Director
                       7315 Wisconsin Avenue
                       Bethesda, Maryland 20814
                       ----------------
                       The Advisors Group, Inc.              Director
                       Broker-Dealer and
                       Investment Advisor
                       7315 Wisconsin Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert Group, Ltd.                   Director
                       Holding Company
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert Administrative Services Co.   Director
                       Service Company
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814

                       ---------------
                       Calvert Asset Management, Co., Inc.   Director
                       Investment Advisor
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert Shareholder Services, Inc.    Director
                       Transfer Agent
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------


William M. Tartikoff   Acacia National Life Insurance        Officer
                       Insurance Company
                       7315 Wisconsin Avenue
                       Bethesda, Maryland 20814
                       ----------------
                       First Variable Rate Fund for          Officer
                        Government Income
                       Calvert Tax-Free Reserves
                       Calvert Cash Reserves
                       Calvert Social Investment Fund
                       The Calvert Fund
                       Acacia Capital Corporation
                       Calvert Municipal Fund, Inc.
                       Calvert World Values Fund, Inc.
                       Calvert New World Fund, Inc.

                       Investment Companies
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert Group, Ltd.                   Officer
                       Holding Company
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert Administrative                Officer
                       Services Company
                       Service Company
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert Asset Management Co. Inc.     Officer
                       Investment Advisor
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ----------------
                       Calvert Shareholder Services, Inc.    Officer
                       Transfer Agent
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ----------------

                       Calvert Distributors, Inc.            Director
                       Broker-Dealer                          and
                       4550 Montgomery Avenue                Officer
                       Bethesda, Maryland 20814
                       ----------------
                       Calvert-Sloan Advisers, LLC           Officer
                       Investment Advisor
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ----------------


Susan Walker Bender    Calvert Group, Ltd.                   Officer
                       Holding Company
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert Administrative Services Co.   Officer
                       Service Company
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert Asset Management Co., Inc.    Officer
                       Investment Advisor
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ----------------
                       Calvert Shareholder Services, Inc.    Officer
                       Transfer Agent
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ----------------
                       Calvert Distributors, Inc.            Officer
                       Broker-Dealer
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ----------------
                       Calvert-Sloan Advisers, LLC           Officer
                       Investment Advisor
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ----------------
                       First Variable Rate Fund for          Officer
                        Government Income
                       Calvert Tax-Free Reserves
                       Calvert Cash Reserves
                       Calvert Social Investment Fund
                       The Calvert Fund
                       Acacia Capital Corporation
                       Calvert Municipal Fund, Inc.
                       Calvert World Values Fund, Inc.
                       Calvert New World Fund, Inc.

                       Investment Companies

                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------


Katherine Stoner       Calvert Group, Ltd.                   Officer
                       Holding Company
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert Administrative Services Co.   Officer
                       Service Company
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert Asset Management Co., Inc.    Officer
                       Investment Advisor
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ----------------
                       Calvert Shareholder Services, Inc.    Officer
                       Transfer Agent
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ----------------
                       Calvert Distributors, Inc.            Officer
                       Broker-Dealer
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ----------------
                       Calvert-Sloan Advisers, LLC           Officer
                       Investment Advisor
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ----------------
                       First Variable Rate Fund for          Officer
                        Government Income
                       Calvert Tax-Free Reserves
                       Calvert Cash Reserves
                       Calvert Social Investment Fund
                       The Calvert Fund
                       Acacia Capital Corporation
                       Calvert Municipal Fund, Inc.
                       Calvert World Values Fund, Inc.
                       Calvert New World Fund, Inc.

                       Investment Companies
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------


Lisa Crossley Newton   Calvert Group, Ltd.                   Officer
                       Holding Company

                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert Administrative Services Co.   Officer
                       Service Company
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert Asset Management Co., Inc.    Officer
                       Investment Advisor
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ----------------
                       Calvert Shareholder Services, Inc.    Officer
                       Transfer Agent
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ----------------
                       Calvert Distributors, Inc.            Officer
                       Broker-Dealer
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ----------------
                       Calvert-Sloan Advisers, LLC           Officer
                       Investment Advisor
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ----------------
                       First Variable Rate Fund for          Officer
                        Government Income
                       Calvert Tax-Free Reserves
                       Calvert Cash Reserves
                       Calvert Social Investment Fund
                       The Calvert Fund
                       Acacia Capital Corporation
                       Calvert Municipal Fund, Inc.
                       Calvert World Values Fund, Inc.
                       Calvert New World Fund, Inc.

                       Investment Companies
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------


Ivy Wafford Duke       Calvert Group, Ltd.                   Officer
                       Holding Company
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------
                       Calvert Administrative Services Co.   Officer
                       Service Company
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814

                       ---------------
                       Calvert Asset Management Co., Inc.    Officer
                       Investment Advisor
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ----------------
                       Calvert Shareholder Services, Inc.    Officer
                       Transfer Agent
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ----------------
                       Calvert Distributors, Inc.            Officer
                       Broker-Dealer
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ----------------
                       Calvert-Sloan Advisers, LLC           Officer
                       Investment Advisor
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ----------------
                       First Variable Rate Fund for          Officer
                        Government Income
                       Calvert Tax-Free Reserves
                       Calvert Cash Reserves
                       Calvert Social Investment Fund
                       The Calvert Fund
                       Acacia Capital Corporation
                       Calvert Municipal Fund, Inc.
                       Calvert World Values Fund, Inc.
                       Calvert New World Fund, Inc.

                       Investment Companies
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ---------------


Daniel K. Hayes        Calvert Asset Management Co., Inc.    Officer
                       Investment Advisor
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ------------------
                       First Variable Rate Fund for          Officer
                        Government Income
                       Calvert Tax-Free Reserves
                       Calvert Cash Reserves
                       Calvert Social Investment Fund
                       The Calvert Fund
                       Acacia Capital Corporation
                       Calvert Municipal Fund, Inc.
                       Calvert World Values Fund, Inc.

                       Investment Companies

                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ------------------


Steve Van Order        Calvert Asset Management              Officer
                       Company, Inc.
                       Investment Advisor
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ------------------


Annette Krakovitz      Calvert Asset Management              Officer
                       Company, Inc.
                       Investment Advisor
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ------------------


John Nichols           Calvert Asset Management              Officer
                       Company, Inc.
                       Investment Advisor
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ------------------


David Leach            Calvert Asset Management              Officer
                       Company, Inc.
                       Investment Advisor
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ------------------


Matthew D. Gelfand     Calvert Asset Management              Officer
                       Company, Inc.
                       Investment Advisor
                       4550 Montgomery Avenue
                       Bethesda, Maryland 20814
                       ------------------
                       Strategic Investment Management       Officer
                       Investment Advisor
                       1001 19th Street North
                       Arlington, Virginia 20009
                       ------------------


Item 29. Principal Underwriters

     (a) Registrant's principal underwriter also underwrites shares of First Variable Rate Fund for Government Income, Calvert

Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc.,
Calvert New World Fund, Inc., and Acacia Capital Corporation.

     (b)  Positions of Underwriter's Officers and Directors

Name and Principal       Position(s) with               Position(s) with
Business Address         Underwriter                    Registrant

Barbara J. Krumsiek      Director and President         President and Trustee

Ronald M. Wolfsheimer    Director, Senior Vice          Treasurer
                         President and Chief Financial
                         Officer

William M. Tartikoff     Director, Senior Vice          Vice President and
                         President and Secretary        Secretary

Craig Cloyed             Senior Vice President          None

Karen Becker             Vice President, Operations     None

Steve Cohen              Vice President                 None

Geoffrey Ashton          Regional Vice President        None

Martin Brown             Regional Vice President        None

Janet Haley              Regional Vice President        None

Ben Ogbogu               Regional Vice President        None

Susan Walker Bender      Assistant Secretary            Assistant Secretary

Katherine Stoner         Assistant Secretary            Assistant Secretary

Lisa Crossley Newton     Assistant Secretary            Assistant Secretary
                         and Compliance Officer

Ivy Wafford Duke         Assistant Secretary            Assistant Secretary

     (c)  Inapplicable.


Item 30.  Location of Accounts and Records

          Ronald M. Wolfsheimer, Treasurer
          and
          William M. Tartikoff, Assistant Secretary

          4550 Montgomery Avenue, Suite 1000N
          Bethesda, Maryland 20814

Item 31.  Management Services

     Not Applicable


Item 32.  Undertakings

          a)   Not Applicable

          b)   Not Applicable

          (c) The Registrant undertakes to furnish to each person to whom a Prospectus is delivered, a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.


     SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Bethesda, and State of Maryland, on the 27th day of March, 1998.


THE CALVERT FUND

     By:          **
     -------------------------------
     Barbara J. Krumsiek
     President and Trustee


     SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.


Signature                     Title                         Date


__________**____________      President and                 3/27/98
Barbara J. Krumsiek           Trustee (Principal Executive
                              Officer)

__________**____________      Principal Accounting          3/27/98
Ronald M. Wolfsheimer         Officer

__________**____________      Trustee                       3/27/98
Richard L. Baird, Jr.


__________**____________      Trustee                       3/27/98
Frank H. Blatz, Jr., Esq.


__________**____________      Trustee                       3/27/98
Frederick T. Borts, M.D.


__________**____________      Trustee                       3/27/98
Charles E. Diehl


__________**____________      Trustee                       3/27/98
Douglas E. Feldman


__________**____________      Trustee                       3/27/98
Peter W. Gavian


__________**____________      Trustee                       3/27/98
John G. Guffey, Jr.


__________**____________      Trustee                       3/27/98
M. Charito Kruvant


__________**____________      Trustee                       3/27/98
Arthur J. Pugh


__________**____________      Trustee                       3/27/98
David R. Rochat


__________**____________      Trustee                       3/27/98
D. Wayne Silby


**By Ivy Wafford Duke as Attorney-in-fact, pursuant to Power of Attorney Forms on file.